UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® GNMA Fund

October 31, 2012

1.809097.109

MOG-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5685% 12/7/20 (NCUA Guaranteed) (c)	$ 13,905	$ 13,952
Series 2010-R2 Class 1A, 0.598% 11/6/17 (NCUA Guaranteed) (c)	24,521	24,571
Series 2011-R1 Class 1A, 0.678% 1/8/20 (NCUA Guaranteed) (c)	20,775	20,856
Series 2011-R4 Class 1A, 0.5985% 3/6/20 (NCUA Guaranteed) (c)	11,644	11,672
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $70,845)		71,051
U.S. Government Agency - Mortgage Securities - 94.4%

Fannie Mae - 2.4%
2.26% 2/1/33 (c)	145	152
2.285% 12/1/34 (c)	138	146
2.285% 3/1/35 (c)	138	146
2.293% 7/1/36 (c)	322	342
2.3% 9/1/33 (c)	1,260	1,333
2.304% 10/1/33 (c)	72	77
2.315% 7/1/35 (c)	64	68
2.422% 10/1/33 (c)	136	146
2.425% 3/1/35 (c)	21	22
2.522% 1/1/35 (c)	639	683
2.542% 3/1/33 (c)	321	343
2.574% 7/1/34 (c)	1,188	1,278
2.585% 9/1/34 (c)	711	764
2.605% 7/1/34 (c)	82	87
2.63% 6/1/47 (c)	378	407
2.737% 11/1/36 (c)	670	720
2.807% 8/1/35 (c)	809	870
2.82% 5/1/35 (c)	964	1,036
3.215% 8/1/35 (c)	1,839	1,977
3.5% 11/1/42 (a)	106,000	112,873
3.5% 11/1/42 (a)	8,800	9,371
3.5% 11/1/42 (a)	10,200	10,861
3.5% 11/1/42 (a)	10,200	10,861
3.5% 11/1/42 (a)	106,000	112,873
4% 10/1/25	679	724
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 12/1/17 to 3/1/20	$ 1,932	$ 2,086
5.776% 3/1/36 (c)	715	760
6.5% 10/1/17	112	123
7% 11/1/16 to 3/1/17	599	649
7.5% 2/1/14 to 4/1/17	175	186
8.5% 12/1/27	118	141
9.5% 9/1/30	15	17
10.25% 10/1/18	4	5
11.5% 11/1/14 to 7/1/15	4	5
12.5% 10/1/15 to 7/1/16	10	11
		272,143
Freddie Mac - 0.2%
2.16% 6/1/33 (c)	764	808
2.2% 3/1/37 (c)	97	103
2.298% 11/1/35 (c)	668	716
2.351% 12/1/35 (c)	674	716
2.355% 12/1/35 (c)	5,573	5,959
2.375% 5/1/37 (c)	161	172
2.398% 6/1/33 (c)	2,215	2,367
2.543% 3/1/35 (c)	3,317	3,566
2.633% 7/1/35 (c)	890	954
2.7% 10/1/35 (c)	788	844
2.726% 10/1/36 (c)	830	891
2.97% 6/1/33 (c)	1,884	2,025
2.985% 8/1/34 (c)	279	300
2.989% 4/1/36 (c)	829	886
3.135% 3/1/33 (c)	21	22
5.5% 7/1/24 to 1/1/25	2,689	2,955
8.5% 10/1/18 to 6/1/25	22	26
9% 7/1/18 to 3/1/20	3	3
9.5% 7/1/30	55	62
10% 4/1/15 to 7/1/19	45	49
10.25% 11/1/16	3	4
12% 2/1/13 to 6/1/15	4	4
12.5% 1/1/13 to 5/1/15	5	6
13% 5/1/14 to 11/1/14	1	1
13.5% 9/1/14	1	1
		23,440
Ginnie Mae - 91.8%
3% 4/20/27 to 9/15/42	67,812	72,225
3% 11/1/42 (a)	316,000	336,048
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
3% 11/1/42 (a)	$ 328,000	$ 348,809
3% 11/1/42 (a)	182,000	193,717
3.5% 4/15/25 to 7/15/42	509,186	555,309
3.5% 11/1/42 (a)	137,000	148,859
4% 1/15/25 to 6/15/42	1,250,940	1,369,019
4% 11/1/42 (a)	70,800	77,437
4% 11/1/42 (a)	14,000	15,312
4% 11/1/42 (a)	203,000	221,585
4.3% 8/20/61 (g)	10,844	12,173
4.497% 1/20/62 (g)	8,265	9,451
4.5% 3/15/25 to 3/15/42	3,150,328	3,469,831
4.5% 11/1/42 (a)	9,000	9,784
4.564% 11/20/61 (g)	10,217	11,660
4.616% 1/20/62 (g)	8,634	9,797
4.649% 2/20/62 (g)	7,036	8,087
4.682% 2/20/62 (g)	9,306	10,697
4.875% 9/15/39 to 12/15/39	20,236	22,315
5% 8/15/18 to 9/15/41	1,373,619	1,526,521
5.35% 4/20/29 to 12/20/30	24,925	27,727
5.391% 11/20/59 (g)	70,385	78,535
5.5% 12/20/18 to 3/20/40 (b)	535,812	596,387
6% 8/15/17 to 5/15/39	682,014	772,784
6.45% 10/15/31 to 11/15/32	1,134	1,301
6.5% 5/15/23 to 1/15/39	160,132	183,265
7% 10/20/16 to 12/15/34	68,969	81,448
7.25% 9/15/27	97	112
7.395% 6/20/25 to 11/20/27	1,039	1,206
7.5% 5/15/17 to 9/20/32	18,459	21,452
8% 8/15/18 to 7/15/32	4,892	5,737
8.5% 5/15/16 to 2/15/31	1,087	1,207
9% 5/15/14 to 5/15/30	629	718
9.5% 12/20/15 to 4/20/17	166	178
10.5% 1/15/14 to 10/15/18	152	164
13% 9/15/13 to 1/15/15	10	10
13.5% 1/15/15	2	2
		10,200,869
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,220,343)		10,496,452
Collateralized Mortgage Obligations - 15.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 15.1%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7107% 9/25/23 (c)	$ 4,604	$ 4,623
Series 2011-128 Class FQ, 0.5807% 3/25/39 (c)	13,991	14,044
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	5,757	6,739
sequential payer Series 2010-50 Class FA, 0.5607% 1/25/24 (c)	2,714	2,719
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	528	41
target amortization class Series G94-2 Class D, 6.45% 1/25/24	146	146
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	958	182
Series 339 Class 5, 5.5% 8/1/33 (d)	1,422	188
Series 343 Class 16, 5.5% 5/1/34 (d)	1,099	158
Freddie Mac:
floater planned amortization class Series 3153 Class FX, 0.564% 5/15/36 (c)	12,397	12,438
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,579	1,869
Series 40 Class K, 6.5% 8/17/24	651	742
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	3,304	3,881
Series 2601 Class TI, 5.5% 10/15/22 (d)	1,855	156
Ginnie Mae Series KL-HN5 Class CA, 0% 6/20/60 (c)(g)	47,800	47,800
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	19,719	22,093
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.5607% 5/20/31 (c)	321	322
Series 2002-41 Class HF, 0.614% 6/16/32 (c)	342	345
Series 2007-36 Class FW, 0.494% 6/16/37 (c)	14,614	14,637
Series 2008-25 Class FB, 0.8185% 3/20/38 (c)	16,812	17,012
Series 2008-41 Class FA, 0.8785% 5/20/38 (c)	7,210	7,287
Series 2008-51 Class FE, 0.964% 6/16/38 (c)	1,183	1,203
Series 2008-57 Class AF, 0.7907% 7/20/38 (c)	4,655	4,712
Series 2009-100 Class FG, 0.844% 11/16/39 (c)	11,159	11,293
Series 2010-130 Class KF, 0.864% 10/16/40 (c)	8,723	8,844
Series 2010-53 Class FC, 1.0385% 4/20/40 (c)	19,838	20,164
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H03 Class FA, 0.7655% 3/20/60 (c)(g)	$ 36,608	$ 36,665
Series 2010-H17 Class FA, 0.5455% 7/20/60 (c)(g)	21,782	21,520
Series 2010-H18 Class AF, 0.5305% 9/20/60 (c)(g)	23,177	22,951
Series 2010-H19 Class FG, 0.5305% 8/20/60 (c)(g)	29,737	29,451
Series 2010-H27 Series FA, 0.6105% 12/20/60 (c)(g)	7,879	7,833
Series 2011-101 Class FE, 0.5607% 3/20/39 (c)	24,793	24,891
Series 2011-H05 Class FA, 0.7305% 12/20/60 (c)(g)	14,790	14,797
Series 2011-H07 Class FA, 0.7305% 2/20/61 (c)(g)	5,492	5,495
Series 2011-H12 Class FA, 0.7205% 2/20/61 (c)(g)	32,258	32,256
Series 2011-H13 Class FA, 0.7305% 4/20/61 (c)(g)	13,206	13,212
Series 2011-H14:
Class FB, 0.7305% 5/20/61 (c)(g)	14,624	14,632
Class FC, 0.7305% 5/20/61 (c)(g)	14,749	14,756
Series 2011-H17 Class FA, 0.7605% 6/20/61 (c)(g)	20,150	20,186
Series 2011-H21 Class FA, 0.8305% 10/20/61 (c)(g)	22,951	23,074
Series 2012-74 Class FL, 0.4685% 5/20/41 (c)	9,986	9,988
Series 2012-H01 Class FA, 0.9305% 11/20/61 (c)(g)	18,860	19,063
Series 2012-H03 Class FA, 0.9305% 1/20/62 (c)(g)	11,797	11,924
Series 2012-H06 Class FA, 0.8605% 1/20/62 (c)(g)	18,509	18,641
Series 2012-H07 Class FA, 0.8605% 3/20/62 (c)(g)	10,932	11,013
floater planned amortization Series 2011-141 Class MF, 0.614% 12/16/40 (c)	20,659	20,752
floater sequential payer Series 2012-13 Class KF, 0.5185% 7/20/38 (c)	18,437	18,457
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	6,642	7,476
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 1994-4 Class KQ, 7.9875% 7/16/24	$ 465	$ 537
Series 2000-26 Class PK, 7.5% 9/20/30	1,306	1,583
Series 2002-50 Class PE, 6% 7/20/32	8,238	9,339
Series 2003-26 Class PI, 5.5% 1/16/32 (d)	2,841	54
Series 2003-54 Class UE, 5% 6/20/33	31,040	36,148
Series 2003-70 Class LE, 5% 7/20/32	31,903	33,833
Series 2004-19 Class DP, 5.5% 3/20/34	2,776	2,946
Series 2004-64 Class KE, 5.5% 12/20/33	14,986	16,056
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	108	0*
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,472
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,027
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	7,086
Series 2006-50 Class JC, 5% 6/20/36	11,780	13,216
Series 2007-2 Class PC, 5.5% 6/20/35	21,510	24,063
Series 2007-48 Class FC, 0.4307% 8/20/37 (c)	15,734	15,741
Series 2007-54 Class FC, 0.4707% 9/20/37 (c)	15,792	15,784
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	21,839
Series 2010-117 Class E, 3% 10/20/39	10,076	10,320
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	7,828	1,543
Series 2011-52 Class PA, 4.25% 2/16/41	73,537	80,571
Series 2011-79 Class PO, 6/20/40 (e)	25,107	22,950
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	370	436
Series 1998-23 Class ZB, 6.5% 6/20/28	5,184	5,911
Series 2001-40 Class Z, 6% 8/20/31	3,107	3,498
Series 2001-49 Class Z, 7% 10/16/31	1,500	1,749
Series 2002-18 Class ZB, 6% 3/20/32	3,112	3,512
Series 2002-24 Class SK, 7.736% 4/16/32 (c)(d)(f)	1,715	467
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(f)	167	190
Class Z, 6.5% 5/16/32	4,340	5,010
Series 2002-33 Class ZJ, 6.5% 5/20/32	2,687	3,104
Series 2002-42 Class ZA, 6% 6/20/32	2,018	2,271
Series 2002-43 Class Z, 6.5% 6/20/32	5,088	5,867
Series 2002-45 Class Z, 6% 6/20/32	1,158	1,318
Series 2002-49 Class ZA, 6.5% 7/20/32	17,468	20,163
Series 2003-75 Class ZA, 5.5% 9/20/33	7,823	8,785
Series 2004-46 Class BZ, 6% 6/20/34	9,455	10,730
Series 2004-65 Class VE, 5.5% 7/20/15	1,826	1,936
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-86 Class G, 6% 10/20/34	$ 6,273	$ 8,108
Series 2005-28 Class AJ, 5.5% 4/20/35	22,359	24,736
Series 2005-47 Class ZY, 6% 6/20/35	6,204	8,121
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,270
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,929
Series 2008-17 Class BN, 5% 2/20/38	24,002	26,907
Series 2009-26 Class SC, 6.186% 1/16/38 (c)(d)	22,438	4,241
Series 2009-61 Class AZ 5.5% 8/20/39	83,285	94,325
Series 2010-45 Class TB, 5% 4/16/40	107,314	122,774
Series 2011-29 Class BV, 5% 5/20/40	10,483	12,485
Series 2001-36 Class SP, 8.536% 9/16/26 (c)(d)	897	190
Series 1995-6 Class Z, 7% 9/20/25	1,041	1,191
Series 1998-2 Class SA, 8.286% 1/16/28 (c)(d)	690	175
Series 1999-34 Class SC, 8.386% 9/16/19 (c)(d)(f)	968	122
Series 1999-40 Class SE, 8.736% 11/16/29 (c)(d)(f)	1,264	171
Series 1999-43 Class UN, 7.786% 11/16/29 (c)(d)	1,837	264
Series 1999-45 Class SC, 8.386% 12/16/29 (c)(d)	2,922	354
Series 1999-46 Class SJ, 8.336% 12/16/29 (c)(d)	1,820	378
Series 2000-35 Class SA, 7.736% 12/16/26 (c)(d)(f)	3,030	752
Series 2000-36 Class S, 7.736% 11/16/30 (c)(d)	1,914	464
Series 2000-8:
Class SA, 8.236% 1/16/30 (c)(d)(f)	1,127	146
Class SB, 8.236% 1/16/30 (c)(d)	2,342	476
Series 2001-3 Class S, 7.886% 2/16/31 (c)(d)	355	86
Series 2001-36 Class SB, 7.886% 12/16/23 (c)(d)(f)	1,212	267
Series 2001-38 Class SB, 7.366% 8/16/31 (c)(d)(f)	605	141
Series 2001-41 Class SG, 8.536% 9/16/31 (c)(d)	506	101
Series 2001-46 Class SB, 7.936% 5/16/23 (c)(d)	678	103
Series 2001-49:
Class SC, 7.386% 12/16/25 (c)(d)(f)	1,511	316
Class SL, 7.386% 5/16/30 (c)(d)(f)	1,588	357
Class SV, 8.036% 12/16/28 (c)(d)(f)	1,749	232
Series 2001-50:
Class ST, 7.486% 8/16/27 (c)(d)(f)	400	97
Class SV, 9.086% 9/16/27 (c)(d)	3,523	713
Series 2001-65 Class SV, 7.8893% 2/20/29 (c)(d)(f)	3,433	863
Series 2002-21 Class SV, 7.886% 3/16/32 (c)(d)(f)	4,032	1,010
Series 2002-5 Class SP, 7.236% 1/16/32 (c)(d)(f)	669	152
Series 2003-23 Class S, 6.336% 12/16/29 (c)(d)(f)	4,399	818
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2003-42 Class SH, 6.3393% 5/20/33 (c)(d)(f)	$ 1,723	$ 351
Series 2003-92 Class SN, 6.216% 10/16/33 (c)(d)(f)	11,382	1,889
Series 2004-32 Class GS, 6.286% 5/16/34 (c)(d)(f)	1,204	251
Series 2004-59 Class SC, 6.986% 8/16/34 (c)(d)	7,644	1,729
Series 2005-13 Class SA, 6.5815% 2/20/35 (c)(d)(f)	19,871	3,539
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,311
Series 2005-82 Class NS, 6.0815% 7/20/34 (c)(d)	20,486	3,234
Series 2006-13 Class DS, 10.784% 3/20/36 (c)(f)	19,894	23,270
Series 2007-35 Class SC, 38.916% 6/16/37 (c)(f)	5,856	11,568
Series 2008-15, Class CI 6.2715% 2/20/38 (c)(d)	10,729	1,487
Series 2008-88 Class BZ, 5.5% 5/20/33	55,466	62,471
Series 2009-13 Class E, 4.5% 3/16/39	14,791	15,845
Series 2009-42 Class AY, 5% 6/16/37	10,030	11,085
Series 2009-76 Class SB, 5.886% 9/16/39 (c)(d)(f)	42,168	6,924
Series 2010-167 Class KW, 5% 9/20/36	39,841	42,204
Series 2010-42 Class OP, 4/20/40 (e)	32,827	30,152
Series 2010-H010 Class FA, 0.5455% 5/20/60 (c)(g)	14,463	14,304
Series 2010-H12 Class PT, 5.47% 11/20/59 (g)	14,959	16,601
Series 2010-H23 Class PT, 5.4255% 10/20/60 (c)(g)	72,197	82,999
Series 2011-13 Class S, 5.736% 1/16/41 (c)(d)	35,219	6,785
Series 2012-64:
Class IA, 5.5% 5/16/42 (d)	25,370	3,767
Class KB, 3.0843% 5/20/41 (c)	9,081	9,961
Series 2012-76 Class GS, 6.486% 6/16/42 (c)(d)(f)	8,480	1,405
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,613,628)		1,677,693
Commercial Mortgage Securities - 0.0%

Fannie Mae Series 1998-M3 Class IB, 0.7301% 1/17/38 (c)(d)	2,175	27
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(d)	16,876	132
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	8,497	170
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.8163% 9/16/42 (c)(d)	33,571	482
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2002-62 Class IO, 1.1475% 8/16/42 (c)(d)	$ 28,304	$ 1,083
Series 2002-85 Class X, 0.8085% 3/16/42 (c)(d)	6,725	178
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,421)		2,072
Cash Equivalents - 4.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.27%, dated 10/31/12 due 11/1/12 (Collateralized by U.S. Government Obligations) # (Cost $498,420)	$ 498,424	498,420
TOTAL INVESTMENT PORTFOLIO - 114.7% (Cost $12,416,657)		12,745,688
NET OTHER ASSETS (LIABILITIES) - (14.7)%		(1,629,450)
NET ASSETS - 100%		$ 11,116,238
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 11/1/42	$ (125,000)	(133,106)
3.5% 11/1/42	(10,200)	(10,861)
3.5% 11/1/42	(106,000)	(112,873)
TOTAL FANNIE MAE		(256,840)
Ginnie Mae
3% 11/1/42	(3,000)	(3,190)
3.5% 11/1/42	(153,900)	(167,462)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
3.5% 11/1/42	$ (6,000)	$ (6,529)
3.5% 11/1/42	(22,000)	(23,904)
4.5% 11/1/42	(164,500)	(178,830)
5% 11/1/42	(3,000)	(3,287)
TOTAL GINNIE MAE		(383,202)
TOTAL TBA SALE COMMITMENTS (Proceeds $641,258)		$ (640,042)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.004% with JPMorgan Chase, Inc.	June 2017	$ 17,900	$ (266)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4% with JPMorgan Chase, Inc.	Oct. 2015	85,000	(2,353)
		$ 102,900	$ (2,619)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,454,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$498,420,000 due 11/01/12 at 0.27%
Citigroup Global Markets, Inc.	$ 121,734
Credit Agricole CIB New York Branch	216,032
Credit Suisse Securities (USA) LLC	150,915
RBS Securities, Inc.	9,739
$ 498,420
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $12,417,273,000. Net unrealized appreciation aggregated $328,415,000, of which $354,290,000 related to appreciated investment securities and $25,875,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement Fund 2016SM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement Fund 2016SM

1.858553.106

ARW16-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 15.0%
	Shares	Value
Domestic Equity Funds - 15.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,134	$ 164,502
Fidelity Blue Chip Growth Fund	3,034	147,487
Fidelity Disciplined Equity Fund	7,199	176,148
Fidelity Equity-Income Fund	5,088	238,831
Fidelity Series 100 Index Fund	14,837	150,743
Fidelity Series Broad Market Opportunities Fund	24,660	269,539
Fidelity Series Small Cap Opportunities Fund	2,099	22,859
TOTAL EQUITY FUNDS (Cost $881,109)		1,170,109
Fixed-Income Funds - 32.3%

Investment Grade Fixed-Income Funds - 32.3%
Fidelity Government Income Fund	47,597	505,952
Fidelity Strategic Real Return Fund	51,317	499,316
Fidelity Total Bond Fund	138,059	1,524,168
TOTAL FIXED-INCOME FUNDS (Cost $2,301,819)		2,529,436
Short-Term Funds - 52.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	2,406,312	$ 2,406,312
Fidelity Short-Term Bond Fund	199,810	1,718,364
TOTAL SHORT-TERM FUNDS (Cost $4,073,664)		4,124,676
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,256,592)		7,824,221
NET OTHER ASSETS (LIABILITIES) - 0.0%		(963)
NET ASSETS - 100%		$ 7,823,258
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $7,327,550. Net unrealized appreciation aggregated $496,671, of which $500,027 related to appreciated investment securities and $3,356 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement Fund 2016SM

October 31, 2012

1.858577.106

RW16-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 15.0%
	Shares	Value
Domestic Equity Funds - 15.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,134	$ 164,502
Fidelity Blue Chip Growth Fund	3,034	147,487
Fidelity Disciplined Equity Fund	7,199	176,148
Fidelity Equity-Income Fund	5,088	238,831
Fidelity Series 100 Index Fund	14,837	150,743
Fidelity Series Broad Market Opportunities Fund	24,660	269,539
Fidelity Series Small Cap Opportunities Fund	2,099	22,859
TOTAL EQUITY FUNDS (Cost $881,109)		1,170,109
Fixed-Income Funds - 32.3%

Investment Grade Fixed-Income Funds - 32.3%
Fidelity Government Income Fund	47,597	505,952
Fidelity Strategic Real Return Fund	51,317	499,316
Fidelity Total Bond Fund	138,059	1,524,168
TOTAL FIXED-INCOME FUNDS (Cost $2,301,819)		2,529,436
Short-Term Funds - 52.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	2,406,312	$ 2,406,312
Fidelity Short-Term Bond Fund	199,810	1,718,364
TOTAL SHORT-TERM FUNDS (Cost $4,073,664)		4,124,676
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,256,592)		7,824,221
NET OTHER ASSETS (LIABILITIES) - 0.0%		(963)
NET ASSETS - 100%		$ 7,823,258
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $7,327,550. Net unrealized appreciation aggregated $496,671, of which $500,027 related to appreciated investment securities and $3,356 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2018 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2018 FundSM

1.858555.106

ARW18-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 25.1%
	Shares	Value
Domestic Equity Funds - 23.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,211	$ 183,905
Fidelity Blue Chip Growth Fund	3,418	166,153
Fidelity Disciplined Equity Fund	8,061	197,259
Fidelity Equity-Income Fund	5,701	267,598
Fidelity Series 100 Index Fund	16,697	169,642
Fidelity Series Broad Market Opportunities Fund	27,602	301,693
Fidelity Series Small Cap Opportunities Fund	2,357	25,671
TOTAL DOMESTIC EQUITY FUNDS		1,311,921
International Equity Funds - 2.1%
Fidelity Advisor International Discovery Fund Institutional Class	3,745	119,306
TOTAL EQUITY FUNDS (Cost $1,374,993)		1,431,227
Fixed-Income Funds - 42.6%

Investment Grade Fixed-Income Funds - 42.6%
Fidelity Government Income Fund	45,563	484,338
Fidelity Strategic Real Return Fund	49,141	478,138
Fidelity Total Bond Fund	132,261	1,460,167
TOTAL FIXED-INCOME FUNDS (Cost $2,360,456)		2,422,643
Short-Term Funds - 32.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	916,836	$ 916,836
Fidelity Short-Term Bond Fund	106,891	919,259
TOTAL SHORT-TERM FUNDS (Cost $1,824,649)		1,836,095
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,560,098)		5,689,965
NET OTHER ASSETS (LIABILITIES) - 0.0%		(682)
NET ASSETS - 100%		$ 5,689,283
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $5,621,390. Net unrealized appreciation aggregated $68,575, of which $146,507 related to appreciated investment securities and $77,932 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

October 31, 2012

1.858579.106

RW18-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 25.1%
	Shares	Value
Domestic Equity Funds - 23.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,211	$ 183,905
Fidelity Blue Chip Growth Fund	3,418	166,153
Fidelity Disciplined Equity Fund	8,061	197,259
Fidelity Equity-Income Fund	5,701	267,598
Fidelity Series 100 Index Fund	16,697	169,642
Fidelity Series Broad Market Opportunities Fund	27,602	301,693
Fidelity Series Small Cap Opportunities Fund	2,357	25,671
TOTAL DOMESTIC EQUITY FUNDS		1,311,921
International Equity Funds - 2.1%
Fidelity Advisor International Discovery Fund Institutional Class	3,745	119,306
TOTAL EQUITY FUNDS (Cost $1,374,993)		1,431,227
Fixed-Income Funds - 42.6%

Investment Grade Fixed-Income Funds - 42.6%
Fidelity Government Income Fund	45,563	484,338
Fidelity Strategic Real Return Fund	49,141	478,138
Fidelity Total Bond Fund	132,261	1,460,167
TOTAL FIXED-INCOME FUNDS (Cost $2,360,456)		2,422,643
Short-Term Funds - 32.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	916,836	$ 916,836
Fidelity Short-Term Bond Fund	106,891	919,259
TOTAL SHORT-TERM FUNDS (Cost $1,824,649)		1,836,095
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,560,098)		5,689,965
NET OTHER ASSETS (LIABILITIES) - 0.0%		(682)
NET ASSETS - 100%		$ 5,689,283
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $5,621,390. Net unrealized appreciation aggregated $68,575, of which $146,507 related to appreciated investment securities and $77,932 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2020 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2020 FundSM

1.858557.106

ARW20-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.8%
	Shares	Value
Domestic Equity Funds - 29.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,466	$ 206,495
Fidelity Blue Chip Growth Fund	3,835	186,442
Fidelity Disciplined Equity Fund	9,034	221,061
Fidelity Equity-Income Fund	6,401	300,485
Fidelity Series 100 Index Fund	18,726	190,255
Fidelity Series Broad Market Opportunities Fund	30,988	338,701
Fidelity Series Small Cap Opportunities Fund	2,670	29,080
TOTAL DOMESTIC EQUITY FUNDS		1,472,519
International Equity Funds - 3.1%
Fidelity Advisor International Discovery Fund Institutional Class	4,761	151,683
TOTAL EQUITY FUNDS (Cost $1,331,982)		1,624,202
Fixed-Income Funds - 40.8%

High Yield Fixed-Income Funds - 2.0%
Fidelity Capital & Income Fund	5,376	50,318
Fidelity Strategic Income Fund	4,440	50,614
TOTAL HIGH YIELD FIXED-INCOME FUNDS		100,932

	Shares	Value
Investment Grade Fixed-Income Funds - 38.8%
Fidelity Government Income Fund	36,116	$ 383,909
Fidelity Strategic Real Return Fund	38,958	379,061
Fidelity Total Bond Fund	104,877	1,157,845
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,920,815
TOTAL FIXED-INCOME FUNDS (Cost $1,911,573)		2,021,747
Short-Term Funds - 26.4%

Fidelity Institutional Money Market Portfolio Institutional Class	651,969	651,969
Fidelity Short-Term Bond Fund	76,043	653,966
TOTAL SHORT-TERM FUNDS (Cost $1,290,300)		1,305,935
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,533,855)		4,951,884
NET OTHER ASSETS (LIABILITIES) - 0.0%		(424)
NET ASSETS - 100%		$ 4,951,460
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $4,581,707. Net unrealized appreciation aggregated $370,177, of which $382,312 related to appreciated investment securities and $12,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

October 31, 2012

1.858582.106

RW20-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.8%
	Shares	Value
Domestic Equity Funds - 29.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,466	$ 206,495
Fidelity Blue Chip Growth Fund	3,835	186,442
Fidelity Disciplined Equity Fund	9,034	221,061
Fidelity Equity-Income Fund	6,401	300,485
Fidelity Series 100 Index Fund	18,726	190,255
Fidelity Series Broad Market Opportunities Fund	30,988	338,701
Fidelity Series Small Cap Opportunities Fund	2,670	29,080
TOTAL DOMESTIC EQUITY FUNDS		1,472,519
International Equity Funds - 3.1%
Fidelity Advisor International Discovery Fund Institutional Class	4,761	151,683
TOTAL EQUITY FUNDS (Cost $1,331,982)		1,624,202
Fixed-Income Funds - 40.8%

High Yield Fixed-Income Funds - 2.0%
Fidelity Capital & Income Fund	5,376	50,318
Fidelity Strategic Income Fund	4,440	50,614
TOTAL HIGH YIELD FIXED-INCOME FUNDS		100,932

	Shares	Value
Investment Grade Fixed-Income Funds - 38.8%
Fidelity Government Income Fund	36,116	$ 383,909
Fidelity Strategic Real Return Fund	38,958	379,061
Fidelity Total Bond Fund	104,877	1,157,845
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,920,815
TOTAL FIXED-INCOME FUNDS (Cost $1,911,573)		2,021,747
Short-Term Funds - 26.4%

Fidelity Institutional Money Market Portfolio Institutional Class	651,969	651,969
Fidelity Short-Term Bond Fund	76,043	653,966
TOTAL SHORT-TERM FUNDS (Cost $1,290,300)		1,305,935
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,533,855)		4,951,884
NET OTHER ASSETS (LIABILITIES) - 0.0%		(424)
NET ASSETS - 100%		$ 4,951,460
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $4,581,707. Net unrealized appreciation aggregated $370,177, of which $382,312 related to appreciated investment securities and $12,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2022 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2022 FundSM

1.858560.106

ARW22-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.8%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,138	$ 218,600
Fidelity Blue Chip Growth Fund	4,053	197,037
Fidelity Disciplined Equity Fund	9,563	234,002
Fidelity Equity-Income Fund	6,766	317,613
Fidelity Series 100 Index Fund	19,787	201,038
Fidelity Series Broad Market Opportunities Fund	32,751	357,965
Fidelity Series Small Cap Opportunities Fund	2,815	30,655
TOTAL DOMESTIC EQUITY FUNDS		1,556,910
International Equity Funds - 4.0%
Fidelity Advisor International Discovery Fund Institutional Class	5,647	179,909
TOTAL EQUITY FUNDS (Cost $1,722,804)		1,736,819
Fixed-Income Funds - 39.1%

High Yield Fixed-Income Funds - 3.0%
Fidelity Capital & Income Fund	7,079	66,262
Fidelity Strategic Income Fund	5,847	66,653
TOTAL HIGH YIELD FIXED-INCOME FUNDS		132,915

	Shares	Value
Investment Grade Fixed-Income Funds - 36.1%
Fidelity Government Income Fund	30,420	$ 323,369
Fidelity Strategic Real Return Fund	32,819	319,327
Fidelity Total Bond Fund	88,176	973,465
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,616,161
TOTAL FIXED-INCOME FUNDS (Cost $1,734,488)		1,749,076
Short-Term Funds - 22.1%

Fidelity Institutional Money Market Portfolio Institutional Class	493,793	493,793
Fidelity Short-Term Bond Fund	57,558	494,997
TOTAL SHORT-TERM FUNDS (Cost $985,321)		988,790
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,442,613)		4,474,685
NET OTHER ASSETS (LIABILITIES) - 0.0%		(106)
NET ASSETS - 100%		$ 4,474,579
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $4,464,542. Net unrealized appreciation aggregated $10,143, of which $105,739 related to appreciated investment securities and $95,596 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

October 31, 2012

1.858584.106

RW22-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.8%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,138	$ 218,600
Fidelity Blue Chip Growth Fund	4,053	197,037
Fidelity Disciplined Equity Fund	9,563	234,002
Fidelity Equity-Income Fund	6,766	317,613
Fidelity Series 100 Index Fund	19,787	201,038
Fidelity Series Broad Market Opportunities Fund	32,751	357,965
Fidelity Series Small Cap Opportunities Fund	2,815	30,655
TOTAL DOMESTIC EQUITY FUNDS		1,556,910
International Equity Funds - 4.0%
Fidelity Advisor International Discovery Fund Institutional Class	5,647	179,909
TOTAL EQUITY FUNDS (Cost $1,722,804)		1,736,819
Fixed-Income Funds - 39.1%

High Yield Fixed-Income Funds - 3.0%
Fidelity Capital & Income Fund	7,079	66,262
Fidelity Strategic Income Fund	5,847	66,653
TOTAL HIGH YIELD FIXED-INCOME FUNDS		132,915

	Shares	Value
Investment Grade Fixed-Income Funds - 36.1%
Fidelity Government Income Fund	30,420	$ 323,369
Fidelity Strategic Real Return Fund	32,819	319,327
Fidelity Total Bond Fund	88,176	973,465
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,616,161
TOTAL FIXED-INCOME FUNDS (Cost $1,734,488)		1,749,076
Short-Term Funds - 22.1%

Fidelity Institutional Money Market Portfolio Institutional Class	493,793	493,793
Fidelity Short-Term Bond Fund	57,558	494,997
TOTAL SHORT-TERM FUNDS (Cost $985,321)		988,790
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,442,613)		4,474,685
NET OTHER ASSETS (LIABILITIES) - 0.0%		(106)
NET ASSETS - 100%		$ 4,474,579
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $4,464,542. Net unrealized appreciation aggregated $10,143, of which $105,739 related to appreciated investment securities and $95,596 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2024 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2024 FundSM

1.858562.106

ARW24-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.4%
	Shares	Value
Domestic Equity Funds - 38.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,675	$ 120,223
Fidelity Blue Chip Growth Fund	2,229	108,365
Fidelity Disciplined Equity Fund	5,272	129,005
Fidelity Equity-Income Fund	3,731	175,141
Fidelity Series 100 Index Fund	10,895	110,694
Fidelity Series Broad Market Opportunities Fund	18,061	197,410
Fidelity Series Small Cap Opportunities Fund	1,541	16,786
TOTAL DOMESTIC EQUITY FUNDS		857,624
International Equity Funds - 4.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,454	110,053
TOTAL EQUITY FUNDS (Cost $912,323)		967,677
Fixed-Income Funds - 37.6%

High Yield Fixed-Income Funds - 3.6%
Fidelity Capital & Income Fund	4,356	40,773
Fidelity Strategic Income Fund	3,599	41,023
TOTAL HIGH YIELD FIXED-INCOME FUNDS		81,796

	Shares	Value
Investment Grade Fixed-Income Funds - 34.0%
Fidelity Government Income Fund	14,260	$ 151,579
Fidelity Strategic Real Return Fund	15,376	149,607
Fidelity Total Bond Fund	41,424	457,316
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		758,502
TOTAL FIXED-INCOME FUNDS (Cost $828,127)		840,298
Short-Term Funds - 19.1%

Fidelity Institutional Money Market Portfolio Institutional Class	214,532	214,532
Fidelity Short-Term Bond Fund	24,651	212,001
TOTAL SHORT-TERM FUNDS (Cost $424,292)		426,533
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,164,742)		2,234,508
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,265)
NET ASSETS - 100%		$ 2,231,243
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,179,228. Net unrealized appreciation aggregated $55,280, of which $80,670 related to appreciated investment securities and $25,390 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

October 31, 2012

1.858587.106

RW24-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.4%
	Shares	Value
Domestic Equity Funds - 38.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,675	$ 120,223
Fidelity Blue Chip Growth Fund	2,229	108,365
Fidelity Disciplined Equity Fund	5,272	129,005
Fidelity Equity-Income Fund	3,731	175,141
Fidelity Series 100 Index Fund	10,895	110,694
Fidelity Series Broad Market Opportunities Fund	18,061	197,410
Fidelity Series Small Cap Opportunities Fund	1,541	16,786
TOTAL DOMESTIC EQUITY FUNDS		857,624
International Equity Funds - 4.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,454	110,053
TOTAL EQUITY FUNDS (Cost $912,323)		967,677
Fixed-Income Funds - 37.6%

High Yield Fixed-Income Funds - 3.6%
Fidelity Capital & Income Fund	4,356	40,773
Fidelity Strategic Income Fund	3,599	41,023
TOTAL HIGH YIELD FIXED-INCOME FUNDS		81,796

	Shares	Value
Investment Grade Fixed-Income Funds - 34.0%
Fidelity Government Income Fund	14,260	$ 151,579
Fidelity Strategic Real Return Fund	15,376	149,607
Fidelity Total Bond Fund	41,424	457,316
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		758,502
TOTAL FIXED-INCOME FUNDS (Cost $828,127)		840,298
Short-Term Funds - 19.1%

Fidelity Institutional Money Market Portfolio Institutional Class	214,532	214,532
Fidelity Short-Term Bond Fund	24,651	212,001
TOTAL SHORT-TERM FUNDS (Cost $424,292)		426,533
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,164,742)		2,234,508
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,265)
NET ASSETS - 100%		$ 2,231,243
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,179,228. Net unrealized appreciation aggregated $55,280, of which $80,670 related to appreciated investment securities and $25,390 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2026 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2026 FundSM

1.858564.106

ARW26-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.5%
	Shares	Value
Domestic Equity Funds - 40.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,069	$ 109,305
Fidelity Blue Chip Growth Fund	2,027	98,510
Fidelity Disciplined Equity Fund	4,782	117,025
Fidelity Equity-Income Fund	3,384	158,861
Fidelity Series 100 Index Fund	9,894	100,521
Fidelity Series Broad Market Opportunities Fund	16,397	179,217
Fidelity Series Small Cap Opportunities Fund	1,407	15,327
TOTAL DOMESTIC EQUITY FUNDS		778,766
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	3,454	110,032
TOTAL EQUITY FUNDS (Cost $864,429)		888,798
Fixed-Income Funds - 36.6%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	4,226	39,556
Fidelity Strategic Income Fund	3,490	39,788
TOTAL HIGH YIELD FIXED-INCOME FUNDS		79,344

	Shares	Value
Investment Grade Fixed-Income Funds - 32.4%
Fidelity Government Income Fund	11,648	$ 123,816
Fidelity Strategic Real Return Fund	12,565	122,253
Fidelity Total Bond Fund	33,831	373,492
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		619,561
TOTAL FIXED-INCOME FUNDS (Cost $699,149)		698,905
Short-Term Funds - 16.9%

Fidelity Institutional Money Market Portfolio Institutional Class	161,475	161,475
Fidelity Short-Term Bond Fund	18,799	161,669
TOTAL SHORT-TERM FUNDS (Cost $322,096)		323,144
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,885,674)		1,910,847
NET OTHER ASSETS (LIABILITIES) - 0.0%		(320)
NET ASSETS - 100%		$ 1,910,527
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $1,906,352. Net unrealized appreciation aggregated $4,495, of which $38,131 related to appreciated investment securities and $33,636 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

October 31, 2012

1.858589.106

RW26-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.5%
	Shares	Value
Domestic Equity Funds - 40.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,069	$ 109,305
Fidelity Blue Chip Growth Fund	2,027	98,510
Fidelity Disciplined Equity Fund	4,782	117,025
Fidelity Equity-Income Fund	3,384	158,861
Fidelity Series 100 Index Fund	9,894	100,521
Fidelity Series Broad Market Opportunities Fund	16,397	179,217
Fidelity Series Small Cap Opportunities Fund	1,407	15,327
TOTAL DOMESTIC EQUITY FUNDS		778,766
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	3,454	110,032
TOTAL EQUITY FUNDS (Cost $864,429)		888,798
Fixed-Income Funds - 36.6%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	4,226	39,556
Fidelity Strategic Income Fund	3,490	39,788
TOTAL HIGH YIELD FIXED-INCOME FUNDS		79,344

	Shares	Value
Investment Grade Fixed-Income Funds - 32.4%
Fidelity Government Income Fund	11,648	$ 123,816
Fidelity Strategic Real Return Fund	12,565	122,253
Fidelity Total Bond Fund	33,831	373,492
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		619,561
TOTAL FIXED-INCOME FUNDS (Cost $699,149)		698,905
Short-Term Funds - 16.9%

Fidelity Institutional Money Market Portfolio Institutional Class	161,475	161,475
Fidelity Short-Term Bond Fund	18,799	161,669
TOTAL SHORT-TERM FUNDS (Cost $322,096)		323,144
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,885,674)		1,910,847
NET OTHER ASSETS (LIABILITIES) - 0.0%		(320)
NET ASSETS - 100%		$ 1,910,527
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $1,906,352. Net unrealized appreciation aggregated $4,495, of which $38,131 related to appreciated investment securities and $33,636 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2028 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2028 FundSM

1.858566.106

ARW28-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.0%
	Shares	Value
Domestic Equity Funds - 42.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	19,620	$ 353,359
Fidelity Blue Chip Growth Fund	6,558	318,771
Fidelity Disciplined Equity Fund	15,469	378,537
Fidelity Equity-Income Fund	10,946	513,796
Fidelity Series 100 Index Fund	32,026	325,388
Fidelity Series Broad Market Opportunities Fund	52,967	578,933
Fidelity Series Small Cap Opportunities Fund	4,534	49,380
TOTAL DOMESTIC EQUITY FUNDS		2,518,164
International Equity Funds - 6.6%
Fidelity Advisor International Discovery Fund Institutional Class	12,242	390,018
TOTAL EQUITY FUNDS (Cost $2,689,501)		2,908,182
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	14,300	133,846
Fidelity Strategic Income Fund	11,812	134,657
TOTAL HIGH YIELD FIXED-INCOME FUNDS		268,503

	Shares	Value
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Government Income Fund	34,539	$ 367,145
Fidelity Strategic Real Return Fund	37,250	362,441
Fidelity Total Bond Fund	100,272	1,107,000
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,836,586
TOTAL FIXED-INCOME FUNDS (Cost $2,037,133)		2,105,089
Short-Term Funds - 15.6%

Fidelity Institutional Money Market Portfolio Institutional Class	461,002	461,002
Fidelity Short-Term Bond Fund	53,931	463,811
TOTAL SHORT-TERM FUNDS (Cost $916,474)		924,813
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,643,108)		5,938,084
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108)
NET ASSETS - 100%		$ 5,937,976
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $5,692,735. Net unrealized appreciation aggregated $245,349, of which $317,265 related to appreciated investment securities and $71,916 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

October 31, 2012

1.858591.106

RW28-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.0%
	Shares	Value
Domestic Equity Funds - 42.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	19,620	$ 353,359
Fidelity Blue Chip Growth Fund	6,558	318,771
Fidelity Disciplined Equity Fund	15,469	378,537
Fidelity Equity-Income Fund	10,946	513,796
Fidelity Series 100 Index Fund	32,026	325,388
Fidelity Series Broad Market Opportunities Fund	52,967	578,933
Fidelity Series Small Cap Opportunities Fund	4,534	49,380
TOTAL DOMESTIC EQUITY FUNDS		2,518,164
International Equity Funds - 6.6%
Fidelity Advisor International Discovery Fund Institutional Class	12,242	390,018
TOTAL EQUITY FUNDS (Cost $2,689,501)		2,908,182
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	14,300	133,846
Fidelity Strategic Income Fund	11,812	134,657
TOTAL HIGH YIELD FIXED-INCOME FUNDS		268,503

	Shares	Value
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Government Income Fund	34,539	$ 367,145
Fidelity Strategic Real Return Fund	37,250	362,441
Fidelity Total Bond Fund	100,272	1,107,000
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,836,586
TOTAL FIXED-INCOME FUNDS (Cost $2,037,133)		2,105,089
Short-Term Funds - 15.6%

Fidelity Institutional Money Market Portfolio Institutional Class	461,002	461,002
Fidelity Short-Term Bond Fund	53,931	463,811
TOTAL SHORT-TERM FUNDS (Cost $916,474)		924,813
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,643,108)		5,938,084
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108)
NET ASSETS - 100%		$ 5,937,976
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $5,692,735. Net unrealized appreciation aggregated $245,349, of which $317,265 related to appreciated investment securities and $71,916 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2030 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2030 FundSM

1.858569.106

ARW30-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.9%
	Shares	Value
Domestic Equity Funds - 43.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	13,736	$ 247,379
Fidelity Blue Chip Growth Fund	4,584	222,837
Fidelity Disciplined Equity Fund	10,825	264,898
Fidelity Equity-Income Fund	7,660	359,567
Fidelity Series 100 Index Fund	22,388	227,462
Fidelity Series Broad Market Opportunities Fund	37,083	405,320
Fidelity Series Small Cap Opportunities Fund	3,196	34,800
TOTAL DOMESTIC EQUITY FUNDS		1,762,263
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	9,331	297,297
TOTAL EQUITY FUNDS (Cost $1,787,781)		2,059,560
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	10,393	97,274
Fidelity Strategic Income Fund	8,584	97,856
TOTAL HIGH YIELD FIXED-INCOME FUNDS		195,130

	Shares	Value
Investment Grade Fixed-Income Funds - 30.1%
Fidelity Government Income Fund	22,858	$ 242,985
Fidelity Strategic Real Return Fund	24,656	239,904
Fidelity Total Bond Fund	66,324	732,217
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,215,106
TOTAL FIXED-INCOME FUNDS (Cost $1,370,307)		1,410,236
Short-Term Funds - 14.2%

Fidelity Institutional Money Market Portfolio Institutional Class	285,996	285,996
Fidelity Short-Term Bond Fund	33,337	286,698
TOTAL SHORT-TERM FUNDS (Cost $567,527)		572,694
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,725,615)		4,042,490
NET OTHER ASSETS (LIABILITIES) - 0.0%		(270)
NET ASSETS - 100%		$ 4,042,220
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $3,744,699. Net unrealized appreciation aggregated $297,791, of which $315,577 related to appreciated investment securities and $17,786 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

October 31, 2012

1.858593.106

RW30-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.9%
	Shares	Value
Domestic Equity Funds - 43.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	13,736	$ 247,379
Fidelity Blue Chip Growth Fund	4,584	222,837
Fidelity Disciplined Equity Fund	10,825	264,898
Fidelity Equity-Income Fund	7,660	359,567
Fidelity Series 100 Index Fund	22,388	227,462
Fidelity Series Broad Market Opportunities Fund	37,083	405,320
Fidelity Series Small Cap Opportunities Fund	3,196	34,800
TOTAL DOMESTIC EQUITY FUNDS		1,762,263
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	9,331	297,297
TOTAL EQUITY FUNDS (Cost $1,787,781)		2,059,560
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	10,393	97,274
Fidelity Strategic Income Fund	8,584	97,856
TOTAL HIGH YIELD FIXED-INCOME FUNDS		195,130

	Shares	Value
Investment Grade Fixed-Income Funds - 30.1%
Fidelity Government Income Fund	22,858	$ 242,985
Fidelity Strategic Real Return Fund	24,656	239,904
Fidelity Total Bond Fund	66,324	732,217
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,215,106
TOTAL FIXED-INCOME FUNDS (Cost $1,370,307)		1,410,236
Short-Term Funds - 14.2%

Fidelity Institutional Money Market Portfolio Institutional Class	285,996	285,996
Fidelity Short-Term Bond Fund	33,337	286,698
TOTAL SHORT-TERM FUNDS (Cost $567,527)		572,694
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,725,615)		4,042,490
NET OTHER ASSETS (LIABILITIES) - 0.0%		(270)
NET ASSETS - 100%		$ 4,042,220
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $3,744,699. Net unrealized appreciation aggregated $297,791, of which $315,577 related to appreciated investment securities and $17,786 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2032 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2032 FundSM

1.858571.105

ARW32-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.7%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,747	$ 229,565
Fidelity Blue Chip Growth Fund	4,261	207,140
Fidelity Disciplined Equity Fund	10,047	245,859
Fidelity Equity-Income Fund	7,112	333,822
Fidelity Series 100 Index Fund	20,809	211,423
Fidelity Series Broad Market Opportunities Fund	34,435	376,374
Fidelity Series Small Cap Opportunities Fund	2,970	32,344
TOTAL DOMESTIC EQUITY FUNDS		1,636,527
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	9,375	298,703
TOTAL EQUITY FUNDS (Cost $1,794,729)		1,935,230
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	9,962	93,244
Fidelity Strategic Income Fund	8,228	93,798
TOTAL HIGH YIELD FIXED-INCOME FUNDS		187,042

	Shares	Value
Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund	19,967	$ 212,250
Fidelity Strategic Real Return Fund	21,537	209,556
Fidelity Total Bond Fund	57,867	638,852
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,060,658
TOTAL FIXED-INCOME FUNDS (Cost $1,236,512)		1,247,700
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class	244,691	244,691
Fidelity Short-Term Bond Fund	28,522	245,290
TOTAL SHORT-TERM FUNDS (Cost $487,824)		489,981
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,519,065)		3,672,911
NET OTHER ASSETS (LIABILITIES) - 0.0%		(102)
NET ASSETS - 100%		$ 3,672,809
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $3,520,394. Net unrealized appreciation aggregated $152,517, of which $163,878 related to appreciated investment securities and $11,361 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

October 31, 2012

1.858595.106

RW32-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.7%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,747	$ 229,565
Fidelity Blue Chip Growth Fund	4,261	207,140
Fidelity Disciplined Equity Fund	10,047	245,859
Fidelity Equity-Income Fund	7,112	333,822
Fidelity Series 100 Index Fund	20,809	211,423
Fidelity Series Broad Market Opportunities Fund	34,435	376,374
Fidelity Series Small Cap Opportunities Fund	2,970	32,344
TOTAL DOMESTIC EQUITY FUNDS		1,636,527
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	9,375	298,703
TOTAL EQUITY FUNDS (Cost $1,794,729)		1,935,230
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	9,962	93,244
Fidelity Strategic Income Fund	8,228	93,798
TOTAL HIGH YIELD FIXED-INCOME FUNDS		187,042

	Shares	Value
Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund	19,967	$ 212,250
Fidelity Strategic Real Return Fund	21,537	209,556
Fidelity Total Bond Fund	57,867	638,852
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,060,658
TOTAL FIXED-INCOME FUNDS (Cost $1,236,512)		1,247,700
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class	244,691	244,691
Fidelity Short-Term Bond Fund	28,522	245,290
TOTAL SHORT-TERM FUNDS (Cost $487,824)		489,981
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,519,065)		3,672,911
NET OTHER ASSETS (LIABILITIES) - 0.0%		(102)
NET ASSETS - 100%		$ 3,672,809
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $3,520,394. Net unrealized appreciation aggregated $152,517, of which $163,878 related to appreciated investment securities and $11,361 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2034 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2034 FundSM

1.858573.106

ARW34-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 45.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,636	$ 155,541
Fidelity Blue Chip Growth Fund	2,887	140,321
Fidelity Disciplined Equity Fund	6,810	166,633
Fidelity Equity-Income Fund	4,819	226,210
Fidelity Series 100 Index Fund	14,094	143,194
Fidelity Series Broad Market Opportunities Fund	23,351	255,227
Fidelity Series Small Cap Opportunities Fund	2,000	21,781
TOTAL DOMESTIC EQUITY FUNDS		1,108,907
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	6,853	218,350
TOTAL EQUITY FUNDS (Cost $1,070,251)		1,327,257
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	6,951	65,062
Fidelity Strategic Income Fund	5,741	65,449
TOTAL HIGH YIELD FIXED-INCOME FUNDS		130,511

	Shares	Value
Investment Grade Fixed-Income Funds - 28.3%
Fidelity Government Income Fund	13,017	$ 138,370
Fidelity Strategic Real Return Fund	14,040	136,609
Fidelity Total Bond Fund	37,768	416,958
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		691,937
TOTAL FIXED-INCOME FUNDS (Cost $757,696)		822,448
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Institutional Class	147,615	147,615
Fidelity Short-Term Bond Fund	17,206	147,975
TOTAL SHORT-TERM FUNDS (Cost $290,786)		295,590
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,118,733)		2,445,295
NET OTHER ASSETS (LIABILITIES) - 0.0%		(72)
NET ASSETS - 100%		$ 2,445,223
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,151,562. Net unrealized appreciation aggregated $293,733, of which $298,577 related to appreciated investment securities and $4,844 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

October 31, 2012

1.858597.106

RW34-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 45.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,636	$ 155,541
Fidelity Blue Chip Growth Fund	2,887	140,321
Fidelity Disciplined Equity Fund	6,810	166,633
Fidelity Equity-Income Fund	4,819	226,210
Fidelity Series 100 Index Fund	14,094	143,194
Fidelity Series Broad Market Opportunities Fund	23,351	255,227
Fidelity Series Small Cap Opportunities Fund	2,000	21,781
TOTAL DOMESTIC EQUITY FUNDS		1,108,907
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	6,853	218,350
TOTAL EQUITY FUNDS (Cost $1,070,251)		1,327,257
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	6,951	65,062
Fidelity Strategic Income Fund	5,741	65,449
TOTAL HIGH YIELD FIXED-INCOME FUNDS		130,511

	Shares	Value
Investment Grade Fixed-Income Funds - 28.3%
Fidelity Government Income Fund	13,017	$ 138,370
Fidelity Strategic Real Return Fund	14,040	136,609
Fidelity Total Bond Fund	37,768	416,958
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		691,937
TOTAL FIXED-INCOME FUNDS (Cost $757,696)		822,448
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Institutional Class	147,615	147,615
Fidelity Short-Term Bond Fund	17,206	147,975
TOTAL SHORT-TERM FUNDS (Cost $290,786)		295,590
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,118,733)		2,445,295
NET OTHER ASSETS (LIABILITIES) - 0.0%		(72)
NET ASSETS - 100%		$ 2,445,223
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,151,562. Net unrealized appreciation aggregated $293,733, of which $298,577 related to appreciated investment securities and $4,844 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2036 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

1.858575.106

ARW36-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.9%
	Shares	Value
Domestic Equity Funds - 46.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,389	$ 187,098
Fidelity Blue Chip Growth Fund	3,471	168,705
Fidelity Disciplined Equity Fund	8,182	200,204
Fidelity Equity-Income Fund	5,791	271,850
Fidelity Series 100 Index Fund	16,950	172,211
Fidelity Series Broad Market Opportunities Fund	28,045	306,534
Fidelity Series Small Cap Opportunities Fund	2,413	26,277
TOTAL DOMESTIC EQUITY FUNDS		1,332,879
International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Institutional Class	8,863	282,361
TOTAL EQUITY FUNDS (Cost $1,602,635)		1,615,240
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	8,586	80,365
Fidelity Strategic Income Fund	7,092	80,848
TOTAL HIGH YIELD FIXED-INCOME FUNDS		161,213

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	15,155	$ 161,103
Fidelity Strategic Real Return Fund	16,345	159,041
Fidelity Total Bond Fund	43,921	484,889
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		805,033
TOTAL FIXED-INCOME FUNDS (Cost $969,075)		966,246
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Institutional Class	152,705	152,705
Fidelity Short-Term Bond Fund	17,800	153,082
TOTAL SHORT-TERM FUNDS (Cost $304,742)		305,787
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,876,452)		2,887,273
NET OTHER ASSETS (LIABILITIES) - 0.0%		(272)
NET ASSETS - 100%		$ 2,887,001
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,884,927. Net unrealized appreciation aggregated $2,346, of which $69,526 related to appreciated investment securities and $67,180 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

October 31, 2012

1.858599.106

RW36-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.9%
	Shares	Value
Domestic Equity Funds - 46.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,389	$ 187,098
Fidelity Blue Chip Growth Fund	3,471	168,705
Fidelity Disciplined Equity Fund	8,182	200,204
Fidelity Equity-Income Fund	5,791	271,850
Fidelity Series 100 Index Fund	16,950	172,211
Fidelity Series Broad Market Opportunities Fund	28,045	306,534
Fidelity Series Small Cap Opportunities Fund	2,413	26,277
TOTAL DOMESTIC EQUITY FUNDS		1,332,879
International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Institutional Class	8,863	282,361
TOTAL EQUITY FUNDS (Cost $1,602,635)		1,615,240
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	8,586	80,365
Fidelity Strategic Income Fund	7,092	80,848
TOTAL HIGH YIELD FIXED-INCOME FUNDS		161,213

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	15,155	$ 161,103
Fidelity Strategic Real Return Fund	16,345	159,041
Fidelity Total Bond Fund	43,921	484,889
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		805,033
TOTAL FIXED-INCOME FUNDS (Cost $969,075)		966,246
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Institutional Class	152,705	152,705
Fidelity Short-Term Bond Fund	17,800	153,082
TOTAL SHORT-TERM FUNDS (Cost $304,742)		305,787
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,876,452)		2,887,273
NET OTHER ASSETS (LIABILITIES) - 0.0%		(272)
NET ASSETS - 100%		$ 2,887,001
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,884,927. Net unrealized appreciation aggregated $2,346, of which $69,526 related to appreciated investment securities and $67,180 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2038 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2038 FundSM

1.867272.105

ARW38-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.8%
	Shares	Value
Domestic Equity Funds - 47.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,693	$ 156,568
Fidelity Blue Chip Growth Fund	2,906	141,284
Fidelity Disciplined Equity Fund	6,857	167,783
Fidelity Equity-Income Fund	4,846	227,467
Fidelity Series 100 Index Fund	14,185	144,120
Fidelity Series Broad Market Opportunities Fund	23,484	256,682
Fidelity Series Small Cap Opportunities Fund	2,023	22,034
TOTAL DOMESTIC EQUITY FUNDS		1,115,938
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	7,941	252,986
TOTAL EQUITY FUNDS (Cost $1,161,060)		1,368,924
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	7,397	69,239
Fidelity Strategic Income Fund	6,109	69,639
TOTAL HIGH YIELD FIXED-INCOME FUNDS		138,878

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	12,061	$ 128,203
Fidelity Strategic Real Return Fund	13,014	126,622
Fidelity Total Bond Fund	35,011	386,519
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		641,344
TOTAL FIXED-INCOME FUNDS (Cost $736,291)		780,222
Short-Term Funds - 9.2%

Fidelity Institutional Money Market Portfolio Institutional Class	108,913	108,913
Fidelity Short-Term Bond Fund	12,694	109,171
TOTAL SHORT-TERM FUNDS (Cost $215,414)		218,084
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,112,765)		2,367,230
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125)
NET ASSETS - 100%		$ 2,367,105
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,126,692. Net unrealized appreciation aggregated $240,538, of which $245,243 related to appreciated investment securities and $4,705 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

October 31, 2012

1.867283.105

RW38-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.8%
	Shares	Value
Domestic Equity Funds - 47.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,693	$ 156,568
Fidelity Blue Chip Growth Fund	2,906	141,284
Fidelity Disciplined Equity Fund	6,857	167,783
Fidelity Equity-Income Fund	4,846	227,467
Fidelity Series 100 Index Fund	14,185	144,120
Fidelity Series Broad Market Opportunities Fund	23,484	256,682
Fidelity Series Small Cap Opportunities Fund	2,023	22,034
TOTAL DOMESTIC EQUITY FUNDS		1,115,938
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	7,941	252,986
TOTAL EQUITY FUNDS (Cost $1,161,060)		1,368,924
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	7,397	69,239
Fidelity Strategic Income Fund	6,109	69,639
TOTAL HIGH YIELD FIXED-INCOME FUNDS		138,878

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	12,061	$ 128,203
Fidelity Strategic Real Return Fund	13,014	126,622
Fidelity Total Bond Fund	35,011	386,519
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		641,344
TOTAL FIXED-INCOME FUNDS (Cost $736,291)		780,222
Short-Term Funds - 9.2%

Fidelity Institutional Money Market Portfolio Institutional Class	108,913	108,913
Fidelity Short-Term Bond Fund	12,694	109,171
TOTAL SHORT-TERM FUNDS (Cost $215,414)		218,084
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,112,765)		2,367,230
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125)
NET ASSETS - 100%		$ 2,367,105
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,126,692. Net unrealized appreciation aggregated $240,538, of which $245,243 related to appreciated investment securities and $4,705 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2040 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2040 FundSM

1.867277.105

ARW40-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.1%
	Shares	Value
Domestic Equity Funds - 48.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,437	$ 187,968
Fidelity Blue Chip Growth Fund	3,489	169,582
Fidelity Disciplined Equity Fund	8,230	201,377
Fidelity Equity-Income Fund	5,823	273,323
Fidelity Series 100 Index Fund	17,030	173,028
Fidelity Series Broad Market Opportunities Fund	28,192	308,139
Fidelity Series Small Cap Opportunities Fund	2,418	26,327
TOTAL DOMESTIC EQUITY FUNDS		1,339,744
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class	10,187	324,555
TOTAL EQUITY FUNDS (Cost $1,579,610)		1,664,299
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	9,175	85,877
Fidelity Strategic Income Fund	7,577	86,372
TOTAL HIGH YIELD FIXED-INCOME FUNDS		172,249

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	13,966	$ 148,456
Fidelity Strategic Real Return Fund	15,067	146,604
Fidelity Total Bond Fund	40,521	447,352
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		742,412
TOTAL FIXED-INCOME FUNDS (Cost $907,082)		914,661
Short-Term Funds - 6.9%

Fidelity Institutional Money Market Portfolio Institutional Class	95,788	95,788
Fidelity Short-Term Bond Fund	11,165	96,017
TOTAL SHORT-TERM FUNDS (Cost $191,040)		191,805
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,677,732)		2,770,765
NET OTHER ASSETS (LIABILITIES) - 0.0%		(116)
NET ASSETS - 100%		$ 2,770,649
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,693,178. Net unrealized appreciation aggregated $77,587, of which $94,746 related to appreciated investment securities and $17,159 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

October 31, 2012

1.867287.105

RW40-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.1%
	Shares	Value
Domestic Equity Funds - 48.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,437	$ 187,968
Fidelity Blue Chip Growth Fund	3,489	169,582
Fidelity Disciplined Equity Fund	8,230	201,377
Fidelity Equity-Income Fund	5,823	273,323
Fidelity Series 100 Index Fund	17,030	173,028
Fidelity Series Broad Market Opportunities Fund	28,192	308,139
Fidelity Series Small Cap Opportunities Fund	2,418	26,327
TOTAL DOMESTIC EQUITY FUNDS		1,339,744
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class	10,187	324,555
TOTAL EQUITY FUNDS (Cost $1,579,610)		1,664,299
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	9,175	85,877
Fidelity Strategic Income Fund	7,577	86,372
TOTAL HIGH YIELD FIXED-INCOME FUNDS		172,249

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	13,966	$ 148,456
Fidelity Strategic Real Return Fund	15,067	146,604
Fidelity Total Bond Fund	40,521	447,352
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		742,412
TOTAL FIXED-INCOME FUNDS (Cost $907,082)		914,661
Short-Term Funds - 6.9%

Fidelity Institutional Money Market Portfolio Institutional Class	95,788	95,788
Fidelity Short-Term Bond Fund	11,165	96,017
TOTAL SHORT-TERM FUNDS (Cost $191,040)		191,805
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,677,732)		2,770,765
NET OTHER ASSETS (LIABILITIES) - 0.0%		(116)
NET ASSETS - 100%		$ 2,770,649
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,693,178. Net unrealized appreciation aggregated $77,587, of which $94,746 related to appreciated investment securities and $17,159 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2042 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2042 FundSM

1.867280.105

ARW42-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.5%
	Shares	Value
Domestic Equity Funds - 49.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	30,818	$ 555,040
Fidelity Blue Chip Growth Fund	10,305	500,909
Fidelity Disciplined Equity Fund	24,321	595,142
Fidelity Equity-Income Fund	17,196	807,193
Fidelity Series 100 Index Fund	50,320	511,249
Fidelity Series Broad Market Opportunities Fund	83,308	910,561
Fidelity Series Small Cap Opportunities Fund	7,160	77,967
TOTAL DOMESTIC EQUITY FUNDS		3,958,061
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	31,821	1,013,822
TOTAL EQUITY FUNDS (Cost $4,344,629)		4,971,883
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	27,926	261,386
Fidelity Strategic Income Fund	23,065	262,943
TOTAL HIGH YIELD FIXED-INCOME FUNDS		524,329

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	39,777	$ 422,826
Fidelity Strategic Real Return Fund	42,907	417,486
Fidelity Total Bond Fund	115,410	1,274,127
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,114,439
TOTAL FIXED-INCOME FUNDS (Cost $2,521,105)		2,638,768
Short-Term Funds - 4.4%

Fidelity Institutional Money Market Portfolio Institutional Class	174,447	174,447
Fidelity Short-Term Bond Fund	20,334	174,871
TOTAL SHORT-TERM FUNDS (Cost $346,373)		349,318
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,212,107)		7,959,969
NET OTHER ASSETS (LIABILITIES) - 0.0%		(82)
NET ASSETS - 100%		$ 7,959,887
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $7,270,376. Net unrealized appreciation aggregated $689,593, of which $738,998 related to appreciated investment securities and $49,405 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

October 31, 2012

1.867292.105

RW42-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.5%
	Shares	Value
Domestic Equity Funds - 49.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	30,818	$ 555,040
Fidelity Blue Chip Growth Fund	10,305	500,909
Fidelity Disciplined Equity Fund	24,321	595,142
Fidelity Equity-Income Fund	17,196	807,193
Fidelity Series 100 Index Fund	50,320	511,249
Fidelity Series Broad Market Opportunities Fund	83,308	910,561
Fidelity Series Small Cap Opportunities Fund	7,160	77,967
TOTAL DOMESTIC EQUITY FUNDS		3,958,061
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	31,821	1,013,822
TOTAL EQUITY FUNDS (Cost $4,344,629)		4,971,883
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	27,926	261,386
Fidelity Strategic Income Fund	23,065	262,943
TOTAL HIGH YIELD FIXED-INCOME FUNDS		524,329

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	39,777	$ 422,826
Fidelity Strategic Real Return Fund	42,907	417,486
Fidelity Total Bond Fund	115,410	1,274,127
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,114,439
TOTAL FIXED-INCOME FUNDS (Cost $2,521,105)		2,638,768
Short-Term Funds - 4.4%

Fidelity Institutional Money Market Portfolio Institutional Class	174,447	174,447
Fidelity Short-Term Bond Fund	20,334	174,871
TOTAL SHORT-TERM FUNDS (Cost $346,373)		349,318
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,212,107)		7,959,969
NET OTHER ASSETS (LIABILITIES) - 0.0%		(82)
NET ASSETS - 100%		$ 7,959,887
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $7,270,376. Net unrealized appreciation aggregated $689,593, of which $738,998 related to appreciated investment securities and $49,405 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Bond Fund

October 31, 2012

1.809108.109

ULB-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 52.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.5%
Johnson Controls, Inc. 0.8519% 2/4/14 (d)	$ 1,500,000	$ 1,505,969
Automobiles - 1.7%
Daimler Finance North America LLC:
1.1303% 4/10/14 (c)(d)	1,250,000	1,254,416
1.5988% 9/13/13 (c)(d)	1,800,000	1,812,325
Volkswagen International Finance NV 0.9703% 4/1/14 (c)(d)	2,500,000	2,509,078
		5,575,819
TOTAL CONSUMER DISCRETIONARY		7,081,788
CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 0.8633% 1/27/14 (d)	512,000	515,672
Food & Staples Retailing - 0.9%
Walgreen Co. 0.8988% 3/13/14 (d)	3,000,000	3,008,370
Food Products - 0.7%
General Mills, Inc. 0.7865% 5/16/14 (d)	2,475,000	2,485,623
TOTAL CONSUMER STAPLES		6,009,665
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Total Capital Canada Ltd. 0.7103% 1/17/14 (d)	1,000,000	1,005,105
FINANCIALS - 41.3%
Capital Markets - 7.2%
Goldman Sachs Group, Inc.:
0.9623% 9/29/14 (d)	1,000,000	993,833
1.4394% 2/7/14 (d)	2,000,000	2,007,500
HSBC Bank PLC 1.1303% 1/17/14 (c)(d)	3,000,000	3,015,204
JPMorgan Chase & Co.:
0.9848% 10/15/15 (d)	3,000,000	2,999,178
1.1158% 1/24/14 (d)	7,000,000	7,044,075
State Street Corp. 0.7599% 3/7/14 (d)	2,000,000	2,003,994
The Bank of New York Mellon Corp.:
0.5453% 10/23/15 (d)	1,000,000	1,001,467
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp.: - continued
0.5833% 7/28/14 (d)	$ 2,000,000	$ 2,004,884
UBS AG Stamford Branch 1.3133% 1/28/14 (d)	2,463,000	2,468,872
		23,539,007
Commercial Banks - 16.7%
ANZ Banking Group Ltd. 1.0903% 1/10/14 (c)(d)	1,000,000	1,006,092
Bank of Montreal 0.8778% 9/11/15 (d)	2,400,000	2,411,050
Bank of Nova Scotia 1.3828% 1/12/15 (d)	1,000,000	1,018,751
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.0908% 2/24/14 (c)(d)	500,000	501,489
Barclays Bank PLC 1.3803% 1/13/14 (d)	3,500,000	3,517,143
BB&T Corp. 1.0133% 4/28/14 (d)	2,000,000	2,014,560
BNP Paribas:
0.7513% 4/8/13 (d)	1,000,000	999,792
1.2503% 1/10/14 (d)	1,000,000	1,001,735
Commonwealth Bank of Australia:
1.1188% 3/17/14 (c)(d)	2,500,000	2,515,050
1.1853% 9/18/15 (c)(d)	1,000,000	1,006,614
Credit Suisse New York Branch:
1.3003% 1/14/14 (d)	2,500,000	2,519,423
5% 5/15/13	500,000	512,009
Danske Bank A/S 1.3903% 4/14/14 (c)(d)	500,000	495,012
Deutsche Bank 0.9748% 1/18/13 (d)	2,000,000	2,003,010
Fifth Third Bancorp 6.25% 5/1/13	1,000,000	1,027,891
Fifth Third Bank 0.5445% 5/17/13 (d)	3,000,000	2,998,512
ING Bank NV 1.6448% 10/18/13 (c)(d)	500,000	503,322
KeyBank NA 5.8% 7/1/14	1,000,000	1,075,420
KeyCorp. 6.5% 5/14/13	2,000,000	2,061,970
National Australia Bank Ltd.:
1.0668% 4/11/14 (c)(d)	1,199,000	1,206,132
5.35% 6/12/13 (c)	269,000	276,406
PNC Funding Corp. 0.5128% 1/31/14 (d)	2,000,000	1,999,962
Rabobank (Netherlands) NV 0.6903% 4/14/14 (d)	3,250,000	3,252,743
Royal Bank of Canada 0.6303% 4/17/14 (d)	2,500,000	2,508,015
Societe Generale 2.2% 9/14/13 (c)	1,122,000	1,132,854
Sumitomo Mitsui Banking Corp. 1.2688% 7/22/14 (c)(d)	3,415,000	3,443,594
SunTrust Bank 0% 4/1/15 (d)	500,000	487,045
The Toronto Dominion Bank:
0.6403% 7/14/14 (d)	2,000,000	2,009,652
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
The Toronto Dominion Bank: - continued
0.8946% 11/1/13 (d)	$ 500,000	$ 502,230
U.S. Bank NA 0.6203% 10/14/14 (d)	510,000	509,031
Union Bank NA 1.3619% 6/6/14 (d)	2,000,000	2,017,230
Wachovia Bank NA 0.8216% 11/3/14 (d)	3,500,000	3,477,915
Westpac Banking Corp.:
1.0923% 3/31/14 (c)(d)	1,000,000	1,005,987
1.1293% 9/25/15 (d)	2,000,000	2,006,420
		55,024,061
Consumer Finance - 6.8%
American Express Credit Corp.:
1.223% 6/24/14 (d)	2,245,000	2,267,834
1.5043% 6/12/15 (d)	1,000,000	1,019,496
American Honda Finance Corp. 0.8889% 5/8/14 (c)(d)	2,000,000	2,009,040
Capital One Financial Corp. 1.4903% 7/15/14 (d)	5,040,000	5,079,957
Caterpillar Financial Services Corp. 0.7879% 2/9/15 (d)	2,000,000	2,009,038
General Electric Capital Corp.:
1.0158% 4/24/14 (d)	2,090,000	2,106,346
1.2013% 1/7/14 (d)	5,000,000	5,039,025
HSBC Finance Corp. 0.5903% 1/15/14 (d)	800,000	796,342
Toyota Motor Credit Corp. 0.7303% 1/17/14 (d)	2,000,000	2,008,930
		22,336,008
Diversified Financial Services - 6.8%
Bank of America Corp.:
1.8968% 7/11/14 (d)	2,000,000	2,024,748
4.9% 5/1/13	2,500,000	2,549,650
BP Capital Markets PLC 1.0078% 3/11/14 (d)	2,000,000	2,014,578
Citigroup, Inc.:
1.7903% 1/13/14 (d)	3,341,000	3,372,479
2.4375% 8/13/13 (d)	1,500,000	1,517,834
5.5% 4/11/13	2,000,000	2,042,146
MassMutual Global Funding II:
0.5719% 12/6/13 (c)(d)	841,000	842,277
0.7203% 1/14/14 (c)(d)	2,942,000	2,950,905
MetLife Institutional Funding II 1.254% 4/4/14 (c)(d)	4,938,000	4,981,410
		22,296,027
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 3.8%
Berkshire Hathaway Finance Corp. 0.6803% 1/10/14 (d)	$ 2,000,000	$ 2,008,288
Metropolitan Life Global Funding I 2.5% 1/11/13 (c)	1,000,000	1,003,771
Monumental Global Funding III 0.5403% 1/15/14 (c)(d)	2,000,000	1,980,916
New York Life Global Funding 0.614% 4/4/14 (c)(d)	3,400,000	3,407,616
Principal Life Global Funding II 0.9763% 7/9/14 (c)(d)	1,500,000	1,499,774
Principal Life Income Funding Trusts 0.6189% 11/8/13 (d)	1,425,000	1,425,143
Prudential Financial, Inc. 5.15% 1/15/13	1,000,000	1,009,266
		12,334,774
TOTAL FINANCIALS		135,529,877
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance Co. BV 1.3389% 11/8/13 (d)	1,250,000	1,259,701
Teva Pharmaceutical Finance III BV 0.8758% 3/21/14 (d)	1,000,000	1,005,764
		2,265,465
INFORMATION TECHNOLOGY - 1.4%
Computers & Peripherals - 0.6%
Hewlett-Packard Co. 0.7108% 5/24/13 (d)	2,000,000	1,998,042
IT Services - 0.1%
The Western Union Co. 0.9899% 3/7/13 (d)	530,000	531,147
Office Electronics - 0.7%
Xerox Corp. 1.2565% 5/16/14 (d)	2,195,000	2,192,298
TOTAL INFORMATION TECHNOLOGY		4,721,487
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
British Telecommunications PLC 1.5038% 12/20/13 (d)	1,295,000	1,303,601
Qwest Corp. 3.6388% 6/15/13 (d)	1,000,000	1,004,691
Verizon Communications, Inc. 0.9723% 3/28/14 (d)	3,000,000	3,023,391
		5,331,683
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 3.3%
Electric Utilities - 1.7%
Alabama Power Co. 4.85% 12/15/12	$ 500,000	$ 502,513
Appalachian Power Co. 0.8095% 8/16/13 (d)	1,937,000	1,939,404
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,400,000	1,465,587
EDP Finance BV 5.375% 11/2/12 (c)	300,000	300,000
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	532,959
Northeast Utilities 1.1288% 9/20/13 (d)	810,000	814,342
		5,554,805
Multi-Utilities - 1.6%
Dominion Resources, Inc. 5% 3/15/13	1,000,000	1,016,385
DTE Energy Co. 1.1183% 6/3/13 (d)	1,183,000	1,185,833
Sempra Energy 1.1488% 3/15/14 (d)	3,157,000	3,173,877
		5,376,095
TOTAL UTILITIES		10,930,900
TOTAL NONCONVERTIBLE BONDS (Cost $172,063,087)		172,875,970
U.S. Government Agency Obligations - 0.3%

Fannie Mae 0.875% 8/28/14 (Cost $1,010,261)	1,000,000	1,010,003
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.7%
2.37% 7/1/35 (d)	714,280	763,231
2.375% 6/1/35 (d)	916,289	980,387
2.427% 12/1/34 (d)	479,808	514,637
2.485% 11/1/34 (d)	490,260	526,361
2.493% 11/1/34 (d)	436,673	468,100
2.578% 2/1/34 (d)	271,924	286,098
2.613% 10/1/35 (d)	978,957	1,043,851
2.644% 6/1/35 (d)	405,914	435,397
2.711% 7/1/34 (d)	439,840	472,828
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,241,832)		5,490,890
Asset-Backed Securities - 22.3%
	Principal Amount	Value
Ally Auto Receivables Trust:
Series 2012-1 Class A2, 0.71% 9/15/14	$ 733,177	$ 734,513
Series 2012-2 Class A2, 0.56% 10/15/14	356,190	356,522
Series 2012-3 Class A2, 0.7% 1/15/15	1,000,000	1,002,652
Series 2012-SN1 Class A2, 0.51% 12/22/14	1,000,000	1,000,171
Ally Master Owner Trust:
Series 2010-1 Class A, 1.964% 1/15/15 (c)(d)	700,000	702,260
Series 2011-1 Class A1, 1.084% 1/15/16 (d)	3,290,000	3,314,912
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	223,914
Series 2011-5 Class A1, 0.864% 6/15/15 (d)	510,000	510,971
Series 2012-2 Class A, 0.714% 3/15/16 (d)	1,000,000	1,000,409
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	938,073	940,391
Series 2011-1 Class A2, 0.84% 6/9/14	2,382	2,383
Series 2011-2 Class A2, 0.9% 9/8/14	178,735	178,811
Series 2011-4 Class A/S, 0.92% 3/9/15	274,078	274,482
Series 2011-5 Class A2, 1.19% 8/8/15	78,617	78,878
Series 2012-1 Class A2, 0.91% 10/8/15	878,869	880,924
Series 2012-2 Class A2, 0.76% 10/8/15	1,000,000	1,002,095
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-2A Class A, 5.68% 2/20/14 (c)	120,000	121,108
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.714% 6/15/15 (d)	1,000,000	1,002,450
Bank One Issuance Trust Series 2003-A8, 0.464% 5/16/16 (d)	500,000	500,932
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.228% 9/15/17 (c)(d)	1,760,000	1,760,766
BMW Vehicle Lease Trust Series 2012-1 Class A2, 0.59% 6/20/14	750,000	751,793
Capital Auto Receivables Asset Trust:
Series 2008-2 Class B, 6.46% 12/15/14 (c)	2,000,000	2,024,856
Series 2008-A Class B, 6.89% 1/15/15 (c)	329,000	332,907
Carmax Auto Owner Trust 2012-3 Series 2012-3 Class A2, 0.43% 9/15/15	2,000,000	2,000,751
Chase Issuance Trust:
Series 2011-A1 Class A1, 0.404% 3/16/15 (d)	640,000	640,528
Series 2011-A2 Class A2, 0.304% 5/15/15 (d)	990,000	990,700
Series 2011-A3 Class A3, 0.334% 12/15/15 (d)	2,000,000	2,002,626
Series 2012-A Class A1, 0.314% 5/16/16 (d)	2,000,000	2,001,109
Series 2012-A6 Class A, 0.344% 8/15/17 (d)	2,000,000	2,000,916
CIT Equipment Collateral Series 2012-VT1 Class A2, 0.85% 5/20/14 (c)	2,750,000	2,755,083
Asset-Backed Securities - continued
	Principal Amount	Value
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	$ 340,000	$ 338,686
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4308% 11/16/15 (d)	1,000,000	1,000,979
Series 2012-A2 Class A2, 0.3708% 10/17/16 (d)	1,000,000	1,001,312
Series 2012-A5 Class A5, 0.4208% 1/16/18 (d)	5,000,000	5,000,949
Fannie Mae Series 2004-T5:
Class AB1, 0.711% 5/28/35 (d)	80,751	64,175
Class AB3, 0.9973% 5/28/35 (d)	32,052	24,132
Ford Credit Auto Lease Trust:
Series 2011-A Class A2, 0.74% 9/15/13	303,945	304,207
Series 2012-A Class A2, 0.63% 4/15/14	1,977,099	1,978,934
Series 2012-B Class A2, 0.54% 11/15/14	150,000	150,156
Ford Credit Auto Owner Trust:
Series 2011-B Class A2, 0.68% 1/15/14	108,223	108,247
Series 2012-B Class A2, 0.57% 1/15/15	896,750	897,236
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.864% 12/15/14 (c)(d)	490,000	491,241
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	242,246
Series 2012-1 Class A, 0.6908% 1/15/16 (d)	5,000,000	5,019,555
Series 2012-4 Class A1, 0.74% 9/15/16	610,000	610,436
Fremont Home Loan Trust Series 2005-A Class M4, 1.2307% 1/25/35 (d)	125,000	16,307
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	866,160
Series 2012-4 Class A, 0.514% 6/15/18 (d)	5,000,000	5,016,573
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	430,000	430,971
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	310,000	310,586
Series 2012-2 Class A2, 0.47% 4/24/15	510,000	509,934
Home Equity Asset Trust Series 2003-5 Class A2, 0.9107% 12/25/33 (d)	10,566	8,355
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A4, 3.3% 9/15/15	57,451	57,520
Series 2011-3 Class A2, 0.67% 4/21/14	184,878	185,120
Hyundai Auto Receivables Trust Series 2012-B Class A2, 0.54% 1/15/15	1,500,000	1,501,743
John Deere Owner Trust:
Series 2011-A Class A2, 0.64% 6/16/14	118,763	118,778
Series 2012-A Class A2, 0.59% 6/16/14	500,000	500,400
Series 2012-B Class A2, 0.43% 2/17/15	2,000,000	2,000,999
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.6807% 8/25/35 (d)	$ 20,366	$ 18,032
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5507% 8/25/34 (d)	65,756	54,594
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.6908% 5/15/17 (d)	2,250,000	2,255,672
Ocala Funding LLC Series 2006-1A Class A, 1.6107% 3/20/11 (b)(c)(d)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6607% 9/25/34 (d)	435,000	110,227
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2, 0.44% 2/23/15 (c)	1,000,000	1,000,214
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0107% 4/25/33 (d)	1,451	1,262
Santander Drive Auto Receivables Trust:
Series 2011-1 Class A2, 0.94% 2/18/14	57,530	57,571
Series 2011-3 Class A2, 1.11% 8/15/14	110,658	110,882
Series 2011-4 Class A2, 1.37% 3/16/15	154,331	154,969
Series 2012-1 Class A2, 1.25% 4/15/15	586,310	589,036
Series 2012-2 Class A2, 0.91% 5/15/15	454,718	456,031
Series 2012-3 Class A2, 0.83% 4/15/15	1,000,000	1,002,443
Series 2012-5 Class A2, 0.57% 12/15/15	2,000,000	2,000,529
SLM Student Loan Trust Series 2012-6 Class A1, 0.45% 2/27/17 (d)	2,180,000	2,180,027
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0707% 9/25/34 (d)	21,802	18,912
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	29,343	29,354
Volkswagen Auto Lease Trust:
Series 2010-A Class A4, 1.18% 10/20/15	120,000	120,959
Series 2011-A Class A2, 1% 2/20/14	99,672	99,834
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	140,000	140,821
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	1,500,000	1,502,859
World Omni Auto Receivables Trust Series 2012-A Class A2, 0.52% 6/15/15	1,360,000	1,361,113
TOTAL ASSET-BACKED SECURITIES (Cost $74,496,981)		73,112,091
Collateralized Mortgage Obligations - 17.9%
	Principal Amount	Value
Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.5845% 5/17/60 (c)(d)	$ 1,740,000	$ 1,745,372
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6335% 11/19/47 (c)(d)	227,591	228,165
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3507% 12/20/54 (c)(d)	301,344	295,920
Granite Mortgages Series 2003-2 Class 1A3, 0.8188% 7/20/43 (d)	320,391	316,595
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.7188% 1/20/44 (d)	45,409	45,048
Series 2004-1 Class 2A1, 0.6988% 3/20/44 (d)	716,734	706,592
Series 2004-3 Class 2A1, 0.6588% 9/20/44 (d)	302,984	298,742
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5407% 12/25/34 (d)	194,469	176,496
Holmes Master Issuer PLC floater Series 2012-1A Class A1, 0.414% 1/15/13 (c)(d)	1,000,000	999,803
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4107% 9/25/36 (d)	932,319	823,830
TOTAL PRIVATE SPONSOR		5,636,563
U.S. Government Agency - 16.2%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.7107% 4/25/33 (d)	1,826,753	1,841,682
Series 2006-33 Class CF, 0.5107% 5/25/36 (d)	195,986	196,358
Series 2008-76 Class EF, 0.7107% 9/25/23 (d)	48,915	49,116
Series 2010-86 Class FE, 0.6607% 8/25/25 (d)	337,438	339,296
floater planned amortization class:
Series 2004-52 Class PF 0.6607% 12/25/33 (d)	3,660,627	3,679,842
Series 2005-90 Class FC, 0.4607% 10/25/35 (d)	184,130	184,379
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	540,000	582,188
planned amortization class Series 2003-92 Class PD, 4.5% 3/25/17	199,474	199,353
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	533,897	543,892
Series 2009-69 Class EA, 5% 10/25/36	2,331,323	2,395,217
Series 2011-16 Class FB, 0.3607% 3/25/31 (d)	2,049,417	2,048,810
sequential payer floater:
Series 2005-74 Class DF, 0.5607% 7/25/35 (d)	4,810,177	4,827,522
Series 2005-83 Class FP, 0.5407% 10/25/35 (d)	6,745,439	6,766,107
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer floater: - continued
Series 2011-23 Class AB, 2.75% 6/25/20	$ 159,325	$ 165,188
Freddie Mac:
floater:
Series 2711 Class FC, 1.114% 2/15/33 (d)	461,772	468,972
Series 3346 Class FA, 0.444% 2/15/19 (d)	4,198,095	4,204,338
Series 3879 Class AF, 0.644% 6/15/41 (d)	721,257	724,194
floater planned amortization:
Series 3102 Class FD, 0.514% 1/15/36 (d)	532,308	534,786
Series 4020 Class EF 0.664% 2/15/42 (d)	3,689,398	3,701,559
Series 4057 Class EF, 0.564% 12/15/41 (d)	2,917,298	2,924,707
floater planned amortization class:
Series 2953 Class LF, 0.514% 12/15/34 (d)	2,706,096	2,714,385
Series 3117 Class JF, 0.514% 2/15/36 (d)	209,125	210,009
floater sequential payer:
Series 2755 Class FI, 0.614% 10/15/31 (d)	71,539	71,546
Series 2828 Class TF, 0.664% 10/15/30 (d)	1,031,717	1,035,448
Series 3046 Class F, 0.584% 3/15/33 (d)	2,737,202	2,740,384
Series 3387 Class DF, 0.394% 10/15/17 (d)	382,443	382,503
planned amortization Series 2836 Class PX, 4% 5/15/18	1,200,023	1,225,701
planned amortization class:
Series 3081 Class CP 5.5% 10/15/34	886,226	923,723
Series 3792 Class DF, 0.614% 11/15/40 (d)	821,120	823,322
sequential payer:
Series 2582 Class CG, 4% 11/15/17	393,260	399,598
Series 2924 Class DA, 4.5% 2/15/19	437,564	445,268
Series 3560 Class LA, 2% 8/15/14	315,837	316,178
Series 3573 Class LC, 1.85% 8/15/14	574,460	577,585
Series 3659 Class EJ 3% 6/15/18	693,354	718,049
Series 3696 Class AE, 1.2% 7/15/15	320,198	321,526
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.814% 11/16/39 (d)	270,815	273,374
Series 2009-116 Class KF, 0.744% 12/16/39 (d)	235,273	237,170
Series 2009-127 Class FA, 0.7685% 9/20/38 (d)	297,501	300,344
Series 2010-9 Class FA, 0.734% 1/16/40 (d)	345,837	348,820
floater planned amortization Series 2004-80 Class FM, 0.5185% 7/20/34 (d)	2,185,832	2,188,828
floater sequential payer Series 2010-120 Class FB 0.5185% 9/20/35 (d)	372,325	372,534
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 145,992	$ 150,334
Series 2010-99 Class PT, 3.5% 8/20/33	182,755	188,829
TOTAL U.S. GOVERNMENT AGENCY		53,342,964
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,139,930)		58,979,527
Commercial Mortgage Securities - 1.7%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.364% 8/15/17 (c)(d)	390,000	392,347
COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4385% 2/5/19 (c)(d)	584,594	572,377
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	217,153	221,044
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6398% 5/10/40 (d)	120,000	123,316
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(d)	331,134	331,059
Class A2, 1.2601% 3/6/20 (c)(d)	250,000	249,904
Class C, 2.0056% 3/6/20 (c)(d)	300,000	300,029
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	33,151	33,322
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	101,600	103,287
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	183,213	185,756
Series 2012-GC6 Class A1, 1.282% 1/10/45	87,302	88,177
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	211,756	211,762
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	95,398	95,789
Series 2003-CB7 Class A4, 4.879% 1/12/38 (d)	100,612	104,103
Series 2012-C6 Class A1, 1.0305% 5/15/45	265,546	267,640
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	$ 132,080	$ 132,708
Series 2007-LD11 Class A2, 5.9876% 6/15/49 (d)	187,339	193,470
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	71,470	72,270
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.414% 7/15/19 (c)(d)	247,826	166,044
Series 2007-XLFA:
Class A2, 0.321% 10/15/20 (c)(d)	310,290	308,951
Class B, 0.351% 10/15/20 (c)(d)	440,000	413,600
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	66,762	67,463
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	102,284	104,278
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A:
Class A1, 0.3108% 9/15/21 (c)(d)	262,736	255,227
Class A2, 0.3408% 9/15/21 (c)(d)	500,000	483,210
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,865,203)		5,477,133
Municipal Securities - 1.2%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 2/1/13 (d)(e) (Cost $4,000,000)	4,000,000	4,000,000
Certificates of Deposit - 1.2%

Bank of Nova Scotia yankee:
0.7448% 10/18/13 (d)	2,000,000	2,008,394
0.9368% 2/10/14 (d)	1,000,000	1,003,175
Nordea Bank Finland PLC yankee 0.9194% 2/7/13 (d)	1,000,000	1,000,979
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,998,997)		4,012,548
Commercial Paper - 0.8%
	Principal Amount	Value
British Telecommunications PLC 1.5% 5/14/13	$ 1,000,000	$ 995,342
Vodafone Group PLC yankee:
1% 12/28/12	500,000	499,713
1.25% 3/12/13	1,000,000	998,086
TOTAL COMMERCIAL PAPER (Cost $2,486,576)		2,493,141
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $3,650,964)	3,650,964	3,650,964
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $331,953,831)		331,102,267
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,678,252)
NET ASSETS - 100%		$ 328,424,015
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,232,460 or 17.4% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,625
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 172,875,970	$ -	$ 172,875,970	$ -
U.S. Government and Government Agency Obligations	1,010,003	-	1,010,003	-
U.S. Government Agency - Mortgage Securities	5,490,890	-	5,490,890	-
Asset-Backed Securities	73,112,091	-	73,112,091	-
Collateralized Mortgage Obligations	58,979,527	-	58,979,527	-
Commercial Mortgage Securities	5,477,133	-	5,311,089	166,044
Municipal Securities	4,000,000	-	4,000,000	-
Certificates of Deposit	4,012,548	-	4,012,548	-
Commercial Paper	2,493,141	-	2,493,141	-
Money Market Funds	3,650,964	3,650,964	-	-
Total Investments in Securities:	$ 331,102,267	$ 3,650,964	$ 327,285,259	$ 166,044
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $331,828,100. Net unrealized depreciation aggregated $725,833, of which $1,412,375 related to appreciated investment securities and $2,138,208 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Ultra-Short Bond Fund
Class A
Class T
Institutional Class

October 31, 2012

Class A, Class T, and Institutional Class are classes of
Fidelity® Ultra-Short Bond Fund

1.809541.109

AUSB-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 52.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.5%
Johnson Controls, Inc. 0.8519% 2/4/14 (d)	$ 1,500,000	$ 1,505,969
Automobiles - 1.7%
Daimler Finance North America LLC:
1.1303% 4/10/14 (c)(d)	1,250,000	1,254,416
1.5988% 9/13/13 (c)(d)	1,800,000	1,812,325
Volkswagen International Finance NV 0.9703% 4/1/14 (c)(d)	2,500,000	2,509,078
		5,575,819
TOTAL CONSUMER DISCRETIONARY		7,081,788
CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 0.8633% 1/27/14 (d)	512,000	515,672
Food & Staples Retailing - 0.9%
Walgreen Co. 0.8988% 3/13/14 (d)	3,000,000	3,008,370
Food Products - 0.7%
General Mills, Inc. 0.7865% 5/16/14 (d)	2,475,000	2,485,623
TOTAL CONSUMER STAPLES		6,009,665
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Total Capital Canada Ltd. 0.7103% 1/17/14 (d)	1,000,000	1,005,105
FINANCIALS - 41.3%
Capital Markets - 7.2%
Goldman Sachs Group, Inc.:
0.9623% 9/29/14 (d)	1,000,000	993,833
1.4394% 2/7/14 (d)	2,000,000	2,007,500
HSBC Bank PLC 1.1303% 1/17/14 (c)(d)	3,000,000	3,015,204
JPMorgan Chase & Co.:
0.9848% 10/15/15 (d)	3,000,000	2,999,178
1.1158% 1/24/14 (d)	7,000,000	7,044,075
State Street Corp. 0.7599% 3/7/14 (d)	2,000,000	2,003,994
The Bank of New York Mellon Corp.:
0.5453% 10/23/15 (d)	1,000,000	1,001,467
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp.: - continued
0.5833% 7/28/14 (d)	$ 2,000,000	$ 2,004,884
UBS AG Stamford Branch 1.3133% 1/28/14 (d)	2,463,000	2,468,872
		23,539,007
Commercial Banks - 16.7%
ANZ Banking Group Ltd. 1.0903% 1/10/14 (c)(d)	1,000,000	1,006,092
Bank of Montreal 0.8778% 9/11/15 (d)	2,400,000	2,411,050
Bank of Nova Scotia 1.3828% 1/12/15 (d)	1,000,000	1,018,751
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.0908% 2/24/14 (c)(d)	500,000	501,489
Barclays Bank PLC 1.3803% 1/13/14 (d)	3,500,000	3,517,143
BB&T Corp. 1.0133% 4/28/14 (d)	2,000,000	2,014,560
BNP Paribas:
0.7513% 4/8/13 (d)	1,000,000	999,792
1.2503% 1/10/14 (d)	1,000,000	1,001,735
Commonwealth Bank of Australia:
1.1188% 3/17/14 (c)(d)	2,500,000	2,515,050
1.1853% 9/18/15 (c)(d)	1,000,000	1,006,614
Credit Suisse New York Branch:
1.3003% 1/14/14 (d)	2,500,000	2,519,423
5% 5/15/13	500,000	512,009
Danske Bank A/S 1.3903% 4/14/14 (c)(d)	500,000	495,012
Deutsche Bank 0.9748% 1/18/13 (d)	2,000,000	2,003,010
Fifth Third Bancorp 6.25% 5/1/13	1,000,000	1,027,891
Fifth Third Bank 0.5445% 5/17/13 (d)	3,000,000	2,998,512
ING Bank NV 1.6448% 10/18/13 (c)(d)	500,000	503,322
KeyBank NA 5.8% 7/1/14	1,000,000	1,075,420
KeyCorp. 6.5% 5/14/13	2,000,000	2,061,970
National Australia Bank Ltd.:
1.0668% 4/11/14 (c)(d)	1,199,000	1,206,132
5.35% 6/12/13 (c)	269,000	276,406
PNC Funding Corp. 0.5128% 1/31/14 (d)	2,000,000	1,999,962
Rabobank (Netherlands) NV 0.6903% 4/14/14 (d)	3,250,000	3,252,743
Royal Bank of Canada 0.6303% 4/17/14 (d)	2,500,000	2,508,015
Societe Generale 2.2% 9/14/13 (c)	1,122,000	1,132,854
Sumitomo Mitsui Banking Corp. 1.2688% 7/22/14 (c)(d)	3,415,000	3,443,594
SunTrust Bank 0% 4/1/15 (d)	500,000	487,045
The Toronto Dominion Bank:
0.6403% 7/14/14 (d)	2,000,000	2,009,652
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
The Toronto Dominion Bank: - continued
0.8946% 11/1/13 (d)	$ 500,000	$ 502,230
U.S. Bank NA 0.6203% 10/14/14 (d)	510,000	509,031
Union Bank NA 1.3619% 6/6/14 (d)	2,000,000	2,017,230
Wachovia Bank NA 0.8216% 11/3/14 (d)	3,500,000	3,477,915
Westpac Banking Corp.:
1.0923% 3/31/14 (c)(d)	1,000,000	1,005,987
1.1293% 9/25/15 (d)	2,000,000	2,006,420
		55,024,061
Consumer Finance - 6.8%
American Express Credit Corp.:
1.223% 6/24/14 (d)	2,245,000	2,267,834
1.5043% 6/12/15 (d)	1,000,000	1,019,496
American Honda Finance Corp. 0.8889% 5/8/14 (c)(d)	2,000,000	2,009,040
Capital One Financial Corp. 1.4903% 7/15/14 (d)	5,040,000	5,079,957
Caterpillar Financial Services Corp. 0.7879% 2/9/15 (d)	2,000,000	2,009,038
General Electric Capital Corp.:
1.0158% 4/24/14 (d)	2,090,000	2,106,346
1.2013% 1/7/14 (d)	5,000,000	5,039,025
HSBC Finance Corp. 0.5903% 1/15/14 (d)	800,000	796,342
Toyota Motor Credit Corp. 0.7303% 1/17/14 (d)	2,000,000	2,008,930
		22,336,008
Diversified Financial Services - 6.8%
Bank of America Corp.:
1.8968% 7/11/14 (d)	2,000,000	2,024,748
4.9% 5/1/13	2,500,000	2,549,650
BP Capital Markets PLC 1.0078% 3/11/14 (d)	2,000,000	2,014,578
Citigroup, Inc.:
1.7903% 1/13/14 (d)	3,341,000	3,372,479
2.4375% 8/13/13 (d)	1,500,000	1,517,834
5.5% 4/11/13	2,000,000	2,042,146
MassMutual Global Funding II:
0.5719% 12/6/13 (c)(d)	841,000	842,277
0.7203% 1/14/14 (c)(d)	2,942,000	2,950,905
MetLife Institutional Funding II 1.254% 4/4/14 (c)(d)	4,938,000	4,981,410
		22,296,027
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 3.8%
Berkshire Hathaway Finance Corp. 0.6803% 1/10/14 (d)	$ 2,000,000	$ 2,008,288
Metropolitan Life Global Funding I 2.5% 1/11/13 (c)	1,000,000	1,003,771
Monumental Global Funding III 0.5403% 1/15/14 (c)(d)	2,000,000	1,980,916
New York Life Global Funding 0.614% 4/4/14 (c)(d)	3,400,000	3,407,616
Principal Life Global Funding II 0.9763% 7/9/14 (c)(d)	1,500,000	1,499,774
Principal Life Income Funding Trusts 0.6189% 11/8/13 (d)	1,425,000	1,425,143
Prudential Financial, Inc. 5.15% 1/15/13	1,000,000	1,009,266
		12,334,774
TOTAL FINANCIALS		135,529,877
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance Co. BV 1.3389% 11/8/13 (d)	1,250,000	1,259,701
Teva Pharmaceutical Finance III BV 0.8758% 3/21/14 (d)	1,000,000	1,005,764
		2,265,465
INFORMATION TECHNOLOGY - 1.4%
Computers & Peripherals - 0.6%
Hewlett-Packard Co. 0.7108% 5/24/13 (d)	2,000,000	1,998,042
IT Services - 0.1%
The Western Union Co. 0.9899% 3/7/13 (d)	530,000	531,147
Office Electronics - 0.7%
Xerox Corp. 1.2565% 5/16/14 (d)	2,195,000	2,192,298
TOTAL INFORMATION TECHNOLOGY		4,721,487
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
British Telecommunications PLC 1.5038% 12/20/13 (d)	1,295,000	1,303,601
Qwest Corp. 3.6388% 6/15/13 (d)	1,000,000	1,004,691
Verizon Communications, Inc. 0.9723% 3/28/14 (d)	3,000,000	3,023,391
		5,331,683
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 3.3%
Electric Utilities - 1.7%
Alabama Power Co. 4.85% 12/15/12	$ 500,000	$ 502,513
Appalachian Power Co. 0.8095% 8/16/13 (d)	1,937,000	1,939,404
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,400,000	1,465,587
EDP Finance BV 5.375% 11/2/12 (c)	300,000	300,000
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	532,959
Northeast Utilities 1.1288% 9/20/13 (d)	810,000	814,342
		5,554,805
Multi-Utilities - 1.6%
Dominion Resources, Inc. 5% 3/15/13	1,000,000	1,016,385
DTE Energy Co. 1.1183% 6/3/13 (d)	1,183,000	1,185,833
Sempra Energy 1.1488% 3/15/14 (d)	3,157,000	3,173,877
		5,376,095
TOTAL UTILITIES		10,930,900
TOTAL NONCONVERTIBLE BONDS (Cost $172,063,087)		172,875,970
U.S. Government Agency Obligations - 0.3%

Fannie Mae 0.875% 8/28/14 (Cost $1,010,261)	1,000,000	1,010,003
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.7%
2.37% 7/1/35 (d)	714,280	763,231
2.375% 6/1/35 (d)	916,289	980,387
2.427% 12/1/34 (d)	479,808	514,637
2.485% 11/1/34 (d)	490,260	526,361
2.493% 11/1/34 (d)	436,673	468,100
2.578% 2/1/34 (d)	271,924	286,098
2.613% 10/1/35 (d)	978,957	1,043,851
2.644% 6/1/35 (d)	405,914	435,397
2.711% 7/1/34 (d)	439,840	472,828
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,241,832)		5,490,890
Asset-Backed Securities - 22.3%
	Principal Amount	Value
Ally Auto Receivables Trust:
Series 2012-1 Class A2, 0.71% 9/15/14	$ 733,177	$ 734,513
Series 2012-2 Class A2, 0.56% 10/15/14	356,190	356,522
Series 2012-3 Class A2, 0.7% 1/15/15	1,000,000	1,002,652
Series 2012-SN1 Class A2, 0.51% 12/22/14	1,000,000	1,000,171
Ally Master Owner Trust:
Series 2010-1 Class A, 1.964% 1/15/15 (c)(d)	700,000	702,260
Series 2011-1 Class A1, 1.084% 1/15/16 (d)	3,290,000	3,314,912
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	223,914
Series 2011-5 Class A1, 0.864% 6/15/15 (d)	510,000	510,971
Series 2012-2 Class A, 0.714% 3/15/16 (d)	1,000,000	1,000,409
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	938,073	940,391
Series 2011-1 Class A2, 0.84% 6/9/14	2,382	2,383
Series 2011-2 Class A2, 0.9% 9/8/14	178,735	178,811
Series 2011-4 Class A/S, 0.92% 3/9/15	274,078	274,482
Series 2011-5 Class A2, 1.19% 8/8/15	78,617	78,878
Series 2012-1 Class A2, 0.91% 10/8/15	878,869	880,924
Series 2012-2 Class A2, 0.76% 10/8/15	1,000,000	1,002,095
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-2A Class A, 5.68% 2/20/14 (c)	120,000	121,108
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.714% 6/15/15 (d)	1,000,000	1,002,450
Bank One Issuance Trust Series 2003-A8, 0.464% 5/16/16 (d)	500,000	500,932
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.228% 9/15/17 (c)(d)	1,760,000	1,760,766
BMW Vehicle Lease Trust Series 2012-1 Class A2, 0.59% 6/20/14	750,000	751,793
Capital Auto Receivables Asset Trust:
Series 2008-2 Class B, 6.46% 12/15/14 (c)	2,000,000	2,024,856
Series 2008-A Class B, 6.89% 1/15/15 (c)	329,000	332,907
Carmax Auto Owner Trust 2012-3 Series 2012-3 Class A2, 0.43% 9/15/15	2,000,000	2,000,751
Chase Issuance Trust:
Series 2011-A1 Class A1, 0.404% 3/16/15 (d)	640,000	640,528
Series 2011-A2 Class A2, 0.304% 5/15/15 (d)	990,000	990,700
Series 2011-A3 Class A3, 0.334% 12/15/15 (d)	2,000,000	2,002,626
Series 2012-A Class A1, 0.314% 5/16/16 (d)	2,000,000	2,001,109
Series 2012-A6 Class A, 0.344% 8/15/17 (d)	2,000,000	2,000,916
CIT Equipment Collateral Series 2012-VT1 Class A2, 0.85% 5/20/14 (c)	2,750,000	2,755,083
Asset-Backed Securities - continued
	Principal Amount	Value
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	$ 340,000	$ 338,686
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4308% 11/16/15 (d)	1,000,000	1,000,979
Series 2012-A2 Class A2, 0.3708% 10/17/16 (d)	1,000,000	1,001,312
Series 2012-A5 Class A5, 0.4208% 1/16/18 (d)	5,000,000	5,000,949
Fannie Mae Series 2004-T5:
Class AB1, 0.711% 5/28/35 (d)	80,751	64,175
Class AB3, 0.9973% 5/28/35 (d)	32,052	24,132
Ford Credit Auto Lease Trust:
Series 2011-A Class A2, 0.74% 9/15/13	303,945	304,207
Series 2012-A Class A2, 0.63% 4/15/14	1,977,099	1,978,934
Series 2012-B Class A2, 0.54% 11/15/14	150,000	150,156
Ford Credit Auto Owner Trust:
Series 2011-B Class A2, 0.68% 1/15/14	108,223	108,247
Series 2012-B Class A2, 0.57% 1/15/15	896,750	897,236
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.864% 12/15/14 (c)(d)	490,000	491,241
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	242,246
Series 2012-1 Class A, 0.6908% 1/15/16 (d)	5,000,000	5,019,555
Series 2012-4 Class A1, 0.74% 9/15/16	610,000	610,436
Fremont Home Loan Trust Series 2005-A Class M4, 1.2307% 1/25/35 (d)	125,000	16,307
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	866,160
Series 2012-4 Class A, 0.514% 6/15/18 (d)	5,000,000	5,016,573
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	430,000	430,971
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	310,000	310,586
Series 2012-2 Class A2, 0.47% 4/24/15	510,000	509,934
Home Equity Asset Trust Series 2003-5 Class A2, 0.9107% 12/25/33 (d)	10,566	8,355
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A4, 3.3% 9/15/15	57,451	57,520
Series 2011-3 Class A2, 0.67% 4/21/14	184,878	185,120
Hyundai Auto Receivables Trust Series 2012-B Class A2, 0.54% 1/15/15	1,500,000	1,501,743
John Deere Owner Trust:
Series 2011-A Class A2, 0.64% 6/16/14	118,763	118,778
Series 2012-A Class A2, 0.59% 6/16/14	500,000	500,400
Series 2012-B Class A2, 0.43% 2/17/15	2,000,000	2,000,999
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.6807% 8/25/35 (d)	$ 20,366	$ 18,032
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5507% 8/25/34 (d)	65,756	54,594
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.6908% 5/15/17 (d)	2,250,000	2,255,672
Ocala Funding LLC Series 2006-1A Class A, 1.6107% 3/20/11 (b)(c)(d)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6607% 9/25/34 (d)	435,000	110,227
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2, 0.44% 2/23/15 (c)	1,000,000	1,000,214
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0107% 4/25/33 (d)	1,451	1,262
Santander Drive Auto Receivables Trust:
Series 2011-1 Class A2, 0.94% 2/18/14	57,530	57,571
Series 2011-3 Class A2, 1.11% 8/15/14	110,658	110,882
Series 2011-4 Class A2, 1.37% 3/16/15	154,331	154,969
Series 2012-1 Class A2, 1.25% 4/15/15	586,310	589,036
Series 2012-2 Class A2, 0.91% 5/15/15	454,718	456,031
Series 2012-3 Class A2, 0.83% 4/15/15	1,000,000	1,002,443
Series 2012-5 Class A2, 0.57% 12/15/15	2,000,000	2,000,529
SLM Student Loan Trust Series 2012-6 Class A1, 0.45% 2/27/17 (d)	2,180,000	2,180,027
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0707% 9/25/34 (d)	21,802	18,912
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	29,343	29,354
Volkswagen Auto Lease Trust:
Series 2010-A Class A4, 1.18% 10/20/15	120,000	120,959
Series 2011-A Class A2, 1% 2/20/14	99,672	99,834
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	140,000	140,821
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	1,500,000	1,502,859
World Omni Auto Receivables Trust Series 2012-A Class A2, 0.52% 6/15/15	1,360,000	1,361,113
TOTAL ASSET-BACKED SECURITIES (Cost $74,496,981)		73,112,091
Collateralized Mortgage Obligations - 17.9%
	Principal Amount	Value
Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.5845% 5/17/60 (c)(d)	$ 1,740,000	$ 1,745,372
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6335% 11/19/47 (c)(d)	227,591	228,165
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3507% 12/20/54 (c)(d)	301,344	295,920
Granite Mortgages Series 2003-2 Class 1A3, 0.8188% 7/20/43 (d)	320,391	316,595
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.7188% 1/20/44 (d)	45,409	45,048
Series 2004-1 Class 2A1, 0.6988% 3/20/44 (d)	716,734	706,592
Series 2004-3 Class 2A1, 0.6588% 9/20/44 (d)	302,984	298,742
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5407% 12/25/34 (d)	194,469	176,496
Holmes Master Issuer PLC floater Series 2012-1A Class A1, 0.414% 1/15/13 (c)(d)	1,000,000	999,803
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4107% 9/25/36 (d)	932,319	823,830
TOTAL PRIVATE SPONSOR		5,636,563
U.S. Government Agency - 16.2%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.7107% 4/25/33 (d)	1,826,753	1,841,682
Series 2006-33 Class CF, 0.5107% 5/25/36 (d)	195,986	196,358
Series 2008-76 Class EF, 0.7107% 9/25/23 (d)	48,915	49,116
Series 2010-86 Class FE, 0.6607% 8/25/25 (d)	337,438	339,296
floater planned amortization class:
Series 2004-52 Class PF 0.6607% 12/25/33 (d)	3,660,627	3,679,842
Series 2005-90 Class FC, 0.4607% 10/25/35 (d)	184,130	184,379
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	540,000	582,188
planned amortization class Series 2003-92 Class PD, 4.5% 3/25/17	199,474	199,353
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	533,897	543,892
Series 2009-69 Class EA, 5% 10/25/36	2,331,323	2,395,217
Series 2011-16 Class FB, 0.3607% 3/25/31 (d)	2,049,417	2,048,810
sequential payer floater:
Series 2005-74 Class DF, 0.5607% 7/25/35 (d)	4,810,177	4,827,522
Series 2005-83 Class FP, 0.5407% 10/25/35 (d)	6,745,439	6,766,107
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer floater: - continued
Series 2011-23 Class AB, 2.75% 6/25/20	$ 159,325	$ 165,188
Freddie Mac:
floater:
Series 2711 Class FC, 1.114% 2/15/33 (d)	461,772	468,972
Series 3346 Class FA, 0.444% 2/15/19 (d)	4,198,095	4,204,338
Series 3879 Class AF, 0.644% 6/15/41 (d)	721,257	724,194
floater planned amortization:
Series 3102 Class FD, 0.514% 1/15/36 (d)	532,308	534,786
Series 4020 Class EF 0.664% 2/15/42 (d)	3,689,398	3,701,559
Series 4057 Class EF, 0.564% 12/15/41 (d)	2,917,298	2,924,707
floater planned amortization class:
Series 2953 Class LF, 0.514% 12/15/34 (d)	2,706,096	2,714,385
Series 3117 Class JF, 0.514% 2/15/36 (d)	209,125	210,009
floater sequential payer:
Series 2755 Class FI, 0.614% 10/15/31 (d)	71,539	71,546
Series 2828 Class TF, 0.664% 10/15/30 (d)	1,031,717	1,035,448
Series 3046 Class F, 0.584% 3/15/33 (d)	2,737,202	2,740,384
Series 3387 Class DF, 0.394% 10/15/17 (d)	382,443	382,503
planned amortization Series 2836 Class PX, 4% 5/15/18	1,200,023	1,225,701
planned amortization class:
Series 3081 Class CP 5.5% 10/15/34	886,226	923,723
Series 3792 Class DF, 0.614% 11/15/40 (d)	821,120	823,322
sequential payer:
Series 2582 Class CG, 4% 11/15/17	393,260	399,598
Series 2924 Class DA, 4.5% 2/15/19	437,564	445,268
Series 3560 Class LA, 2% 8/15/14	315,837	316,178
Series 3573 Class LC, 1.85% 8/15/14	574,460	577,585
Series 3659 Class EJ 3% 6/15/18	693,354	718,049
Series 3696 Class AE, 1.2% 7/15/15	320,198	321,526
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.814% 11/16/39 (d)	270,815	273,374
Series 2009-116 Class KF, 0.744% 12/16/39 (d)	235,273	237,170
Series 2009-127 Class FA, 0.7685% 9/20/38 (d)	297,501	300,344
Series 2010-9 Class FA, 0.734% 1/16/40 (d)	345,837	348,820
floater planned amortization Series 2004-80 Class FM, 0.5185% 7/20/34 (d)	2,185,832	2,188,828
floater sequential payer Series 2010-120 Class FB 0.5185% 9/20/35 (d)	372,325	372,534
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 145,992	$ 150,334
Series 2010-99 Class PT, 3.5% 8/20/33	182,755	188,829
TOTAL U.S. GOVERNMENT AGENCY		53,342,964
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,139,930)		58,979,527
Commercial Mortgage Securities - 1.7%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.364% 8/15/17 (c)(d)	390,000	392,347
COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4385% 2/5/19 (c)(d)	584,594	572,377
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	217,153	221,044
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6398% 5/10/40 (d)	120,000	123,316
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(d)	331,134	331,059
Class A2, 1.2601% 3/6/20 (c)(d)	250,000	249,904
Class C, 2.0056% 3/6/20 (c)(d)	300,000	300,029
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	33,151	33,322
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	101,600	103,287
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	183,213	185,756
Series 2012-GC6 Class A1, 1.282% 1/10/45	87,302	88,177
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	211,756	211,762
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	95,398	95,789
Series 2003-CB7 Class A4, 4.879% 1/12/38 (d)	100,612	104,103
Series 2012-C6 Class A1, 1.0305% 5/15/45	265,546	267,640
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	$ 132,080	$ 132,708
Series 2007-LD11 Class A2, 5.9876% 6/15/49 (d)	187,339	193,470
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	71,470	72,270
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.414% 7/15/19 (c)(d)	247,826	166,044
Series 2007-XLFA:
Class A2, 0.321% 10/15/20 (c)(d)	310,290	308,951
Class B, 0.351% 10/15/20 (c)(d)	440,000	413,600
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	66,762	67,463
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	102,284	104,278
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A:
Class A1, 0.3108% 9/15/21 (c)(d)	262,736	255,227
Class A2, 0.3408% 9/15/21 (c)(d)	500,000	483,210
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,865,203)		5,477,133
Municipal Securities - 1.2%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 2/1/13 (d)(e) (Cost $4,000,000)	4,000,000	4,000,000
Certificates of Deposit - 1.2%

Bank of Nova Scotia yankee:
0.7448% 10/18/13 (d)	2,000,000	2,008,394
0.9368% 2/10/14 (d)	1,000,000	1,003,175
Nordea Bank Finland PLC yankee 0.9194% 2/7/13 (d)	1,000,000	1,000,979
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,998,997)		4,012,548
Commercial Paper - 0.8%
	Principal Amount	Value
British Telecommunications PLC 1.5% 5/14/13	$ 1,000,000	$ 995,342
Vodafone Group PLC yankee:
1% 12/28/12	500,000	499,713
1.25% 3/12/13	1,000,000	998,086
TOTAL COMMERCIAL PAPER (Cost $2,486,576)		2,493,141
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $3,650,964)	3,650,964	3,650,964
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $331,953,831)		331,102,267
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,678,252)
NET ASSETS - 100%		$ 328,424,015
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,232,460 or 17.4% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,625
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 172,875,970	$ -	$ 172,875,970	$ -
U.S. Government and Government Agency Obligations	1,010,003	-	1,010,003	-
U.S. Government Agency - Mortgage Securities	5,490,890	-	5,490,890	-
Asset-Backed Securities	73,112,091	-	73,112,091	-
Collateralized Mortgage Obligations	58,979,527	-	58,979,527	-
Commercial Mortgage Securities	5,477,133	-	5,311,089	166,044
Municipal Securities	4,000,000	-	4,000,000	-
Certificates of Deposit	4,012,548	-	4,012,548	-
Commercial Paper	2,493,141	-	2,493,141	-
Money Market Funds	3,650,964	3,650,964	-	-
Total Investments in Securities:	$ 331,102,267	$ 3,650,964	$ 327,285,259	$ 166,044
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $331,828,100. Net unrealized depreciation aggregated $725,833, of which $1,412,375 related to appreciated investment securities and $2,138,208 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2012